UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Aggressive Growth Portfolio

March 31, 2006

1.799850.102

VIPAG-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 2.2%
Penn National Gaming, Inc. (a)	5,764	$ 243,126
Starwood Hotels & Resorts Worldwide, Inc. unit	3,500	237,055
		480,181
Household Durables - 0.8%
Harman International Industries, Inc.	1,523	169,251
Internet & Catalog Retail - 1.1%
Coldwater Creek, Inc. (a)	8,465	235,327
Media - 1.1%
Focus Media Holding Ltd. ADR	4,300	249,486
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	4,000	233,200
Tiffany & Co., Inc.	5,800	217,732
Urban Outfitters, Inc. (a)	8,900	218,406
		669,338
TOTAL CONSUMER DISCRETIONARY		1,803,583
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Coca-Cola Enterprises, Inc.	500	10,170
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc.	1,800	119,592
TOTAL CONSUMER STAPLES		129,762
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Arch Coal, Inc.	2,700	205,038
Chesapeake Energy Corp.	7,400	232,434
EOG Resources, Inc.	3,220	231,840
Peabody Energy Corp.	7,100	357,911
Quicksilver Resources, Inc. (a)	1,900	73,454
Range Resources Corp.	7,250	197,998
Ultra Petroleum Corp. (a)	3,800	236,778
		1,535,453
FINANCIALS - 6.4%
Capital Markets - 3.1%
Daiwa Securities Group, Inc.	17,000	228,034
Indiabulls Financial Services Ltd.	4,590	26,354
Indiabulls Financial Services Ltd. GDR (c)	4,803	27,502
Jefferies Group, Inc.	900	52,650
Nikko Cordial Corp.	13,000	215,351
TD Ameritrade Holding Corp.	5,840	121,881
		671,772

	Shares	Value
Diversified Financial Services - 3.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	500	$ 223,750
IntercontinentalExchange, Inc.	7,188	496,331
		720,081
TOTAL FINANCIALS		1,391,853
HEALTH CARE - 28.5%
Biotechnology - 4.3%
Alnylam Pharmaceuticals, Inc. (a)	9,087	159,840
Celgene Corp. (a)	7,880	348,454
PDL BioPharma, Inc. (a)	6,600	216,480
Telik, Inc. (a)	6,300	121,968
Theravance, Inc. (a)	3,700	103,748
		950,490
Health Care Equipment & Supplies - 13.3%
Advanced Medical Optics, Inc. (a)	5,100	237,864
American Medical Systems Holdings, Inc. (a)	20,900	470,250
Cyberonics, Inc. (a)	11,500	296,355
Intermagnetics General Corp. (a)	4,900	122,745
Mentor Corp.	4,900	222,019
NeuroMetrix, Inc. (a)	3,460	134,732
NuVasive, Inc. (a)	10,500	197,925
Somanetics Corp. (a)	2,900	64,032
St. Jude Medical, Inc. (a)	19,200	787,198
Ventana Medical Systems, Inc. (a)	8,800	367,576
		2,900,696
Health Care Providers & Services - 3.9%
Covance, Inc. (a)	2,100	123,375
Humana, Inc. (a)	6,450	339,593
Merge Technologies, Inc. (a)	11,200	178,864
Sierra Health Services, Inc. (a)	5,100	207,570
		849,402
Pharmaceuticals - 7.0%
Allergan, Inc.	4,614	500,619
Elan Corp. PLC sponsored ADR (a)	16,300	235,372
Medicis Pharmaceutical Corp. Class A	17,300	563,980
Sepracor, Inc. (a)	4,500	219,645
		1,519,616
TOTAL HEALTH CARE		6,220,204
INDUSTRIALS - 10.8%
Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	2,700	233,253
UTI Worldwide, Inc.	6,641	209,856
		443,109
Commercial Services & Supplies - 1.1%
Monster Worldwide, Inc. (a)	4,597	229,206
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.1%
Infrasource Services, Inc. (a)	12,400	$ 213,404
Quanta Services, Inc. (a)	15,300	245,106
		458,510
Electrical Equipment - 4.4%
AMETEK, Inc.	5,300	238,288
Energy Conversion Devices, Inc. (a)	5,295	260,408
Rockwell Automation, Inc.	3,100	222,921
Suntech Power Holdings Co. Ltd. sponsored ADR	6,300	233,037
		954,654
Machinery - 1.1%
Deere & Co.	3,000	237,150
Marine - 0.1%
Diana Shipping, Inc.	1,900	23,009
TOTAL INDUSTRIALS		2,345,638
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.8%
ADC Telecommunications, Inc. (a)	9,300	237,987
Comverse Technology, Inc. (a)	19,365	455,658
Ixia (a)	16,410	234,007
Juniper Networks, Inc. (a)	11,500	219,880
Lucent Technologies, Inc. (a)	40,000	122,000
		1,269,532
Computers & Peripherals - 0.6%
Sun Microsystems, Inc. (a)	24,300	124,659
Internet Software & Services - 1.0%
VeriSign, Inc. (a)	9,100	218,309
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc. (a)	9,900	328,284
Altera Corp. (a)	11,531	238,000
ARM Holdings PLC sponsored ADR	47,600	327,964
ASML Holding NV (NY Shares) (a)	22,600	460,362
Marvell Technology Group Ltd. (a)	2,683	145,150
Microchip Technology, Inc.	6,287	228,218
NVIDIA Corp. (a)	3,800	217,588
PMC-Sierra, Inc. (a)	20,316	249,684
Xilinx, Inc.	8,700	221,502
		2,416,752
Software - 7.7%
Activision, Inc. (a)	16,046	221,274
Adobe Systems, Inc.	6,400	223,488
BEA Systems, Inc. (a)	17,500	229,775
Citrix Systems, Inc. (a)	3,250	123,175
Cognos, Inc. (a)	5,600	217,849
Hyperion Solutions Corp. (a)	5,878	191,623

	Shares	Value
NAVTEQ Corp. (a)	5,000	$ 253,250
Wind River Systems, Inc. (a)	18,100	225,345
		1,685,779
TOTAL INFORMATION TECHNOLOGY		5,715,031
MATERIALS - 7.5%
Chemicals - 6.4%
Agrium, Inc.	21,700	547,471
Monsanto Co.	5,140	435,615
Potash Corp. of Saskatchewan	4,700	413,771
		1,396,857
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	4,000	244,720
TOTAL MATERIALS		1,641,577
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	7,000	212,240
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Ormat Technologies, Inc.	6,270	238,887
TOTAL COMMON STOCKS (Cost $19,283,827)		21,234,228
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 4.77% (b) (Cost $643,076)	643,076	643,076
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $19,926,903)	21,877,304
NET OTHER ASSETS - (0.4)%	(76,852)
NET ASSETS - 100%	$ 21,800,452
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,502 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,481
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $20,031,202. Net unrealized appreciation aggregated $1,846,102, of which $2,638,082 related to appreciated investment securities and $791,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2006

1.799884.102

VIPBAL-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.6%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	19,800	$ 339,174
LKQ Corp. (a)	10,200	212,262
		551,436
Automobiles - 0.1%
Coachmen Industries, Inc.	5,300	60,314
General Motors Corp. (e)	5,700	121,239
		181,553
Diversified Consumer Services - 0.1%
Career Education Corp. (a)	400	15,092
Carriage Services, Inc. Class A (a)	12,700	60,960
Service Corp. International (SCI)	22,600	176,280
Weight Watchers International, Inc.	3,500	179,900
		432,232
Hotels, Restaurants & Leisure - 1.3%
Applebee's International, Inc.	7,000	171,850
Boyd Gaming Corp.	5,800	289,652
Carnival Corp. unit	6,000	284,220
Gaylord Entertainment Co. (a)	6,600	299,508
Greek Organization of Football Prognostics SA	6,200	236,955
Kerzner International Ltd. (a)	8,900	692,598
Kinki Nippon Tourist Co. Ltd. (e)	8,000	36,563
McDonald's Corp.	31,400	1,078,904
Outback Steakhouse, Inc.	8,200	360,800
Pinnacle Entertainment, Inc. (a)	3,900	109,863
Royal Caribbean Cruises Ltd.	12,000	504,240
Starwood Hotels & Resorts Worldwide, Inc. unit	4,700	318,331
Station Casinos, Inc.	3,300	261,921
WMS Industries, Inc. (a)	10,000	301,000
		4,946,405
Household Durables - 0.6%
Cyrela Brazil Realty SA	11,000	196,058
D.R. Horton, Inc.	11,500	382,030
Directed Electronics, Inc.	1,700	28,475
Interface, Inc. Class A (a)	30,212	417,228
KB Home	8,600	558,828
Leggett & Platt, Inc.	11,800	287,566
Sony Corp. sponsored ADR	3,700	170,459
Standard Pacific Corp.	6,400	215,168
The Stanley Works	300	15,198
		2,271,010
Internet & Catalog Retail - 0.0%
Insight Enterprises, Inc. (a)	2,200	48,422
Leisure Equipment & Products - 0.1%
Brunswick Corp.	3,000	116,580

	Shares	Value
Eastman Kodak Co.	1,300	$ 36,972
MarineMax, Inc. (a)	5,800	194,416
		347,968
Media - 2.0%
Citadel Broadcasting Corp.	10,900	120,881
Clear Channel Communications, Inc.	10,800	313,308
EchoStar Communications Corp. Class A (a)	15,036	449,125
Gannett Co., Inc.	800	47,936
Lagardere S.C.A. (Reg.)	2,600	203,053
Lamar Advertising Co. Class A (a)	19,200	1,010,304
Liberty Global, Inc.:
Class A	10,500	214,935
Class C (a)	11,100	219,225
Liberty Media Corp. Class A (a)	28,900	237,269
Live Nation, Inc. (a)	23,400	464,256
McGraw-Hill Companies, Inc.	4,700	270,814
News Corp. Class A	44,700	742,467
NTL, Inc. (a)	37,162	1,081,786
Omnicom Group, Inc.	3,800	316,350
Radio One, Inc. Class D (non-vtg.) (a)	11,000	82,060
Salem Communications Corp. Class A (a)	4,500	67,545
The Walt Disney Co.	40,100	1,118,389
TVN SA (a)	24,756	674,746
		7,634,449
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (a)	4,600	127,282
Family Dollar Stores, Inc.	11,400	303,240
Federated Department Stores, Inc.	6,900	503,700
Fred's, Inc. Class A	20,600	273,156
JCPenney Co., Inc.	7,000	422,870
Lotte Shopping Co. Ltd. GDR (a)(f)	9,100	200,200
Target Corp.	4,100	213,241
		2,043,689
Specialty Retail - 1.0%
Aeropostale, Inc. (a)	12,100	364,936
Best Buy Co., Inc.	6,050	338,377
Big 5 Sporting Goods Corp.	7,500	146,850
Circuit City Stores, Inc.	3,800	93,024
Daiki Co. Ltd.	6,500	81,612
Eddie Bauer Holdings, Inc. (a)	14,500	187,050
Foot Locker, Inc.	10,900	260,292
Gamestop Corp. Class B (a)	2,100	90,972
Homac Corp.	7,300	128,990
Home Depot, Inc.	13,100	554,130
Kahma Co. Ltd.	2,100	60,833
OfficeMax, Inc.	4,700	141,799
Pacific Sunwear of California, Inc. (a)	15,300	339,048
Pier 1 Imports, Inc.	13,200	153,252
RadioShack Corp.	2,300	44,229
Ross Stores, Inc.	5,700	166,383
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	13,700	$ 349,624
TJX Companies, Inc.	10,500	260,610
		3,762,011
TOTAL CONSUMER DISCRETIONARY		22,219,175
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	7,500	152,550
Pepsi Bottling Group, Inc.	3,000	91,170
SABMiller PLC	200	3,947
The Coca-Cola Co.	14,400	602,928
		850,595
Food & Staples Retailing - 0.9%
CVS Corp.	23,700	707,919
Kroger Co.	13,700	278,932
Safeway, Inc.	20,100	504,912
Sysco Corp.	7,500	240,375
Wal-Mart de Mexico SA de CV Series V	25,600	67,675
Wal-Mart Stores, Inc.	29,800	1,407,752
		3,207,565
Food Products - 0.7%
Archer-Daniels-Midland Co.	4,300	144,695
Bunge Ltd.	4,800	267,408
Cadbury Schweppes PLC sponsored ADR	200	8,000
Corn Products International, Inc.	17,700	523,389
General Mills, Inc.	7,200	364,896
Global Bio-Chem Technology Group Co. Ltd.	280,000	147,052
Groupe Danone	1,600	196,013
Kellogg Co.	5,500	242,220
McCormick & Co., Inc. (non-vtg.)	4,400	148,984
Nestle SA (Reg.)	854	253,488
TreeHouse Foods, Inc. (a)	8,240	218,772
Wm. Wrigley Jr. Co.	3,700	236,800
		2,751,717
Household Products - 0.4%
Colgate-Palmolive Co.	14,900	850,790
Procter & Gamble Co.	12,440	716,793
		1,567,583
Personal Products - 0.3%
Alberto-Culver Co.	4,400	194,612
Avon Products, Inc.	22,700	707,559
Playtex Products, Inc. (a)	7,900	82,713
		984,884

	Shares	Value
Tobacco - 1.0%
Altria Group, Inc.	51,850	$ 3,674,091
TOTAL CONSUMER STAPLES		13,036,435
ENERGY - 8.7%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	8,200	560,880
Basic Energy Services, Inc.	900	26,820
BJ Services Co.	23,700	820,020
GlobalSantaFe Corp.	7,500	455,625
Grant Prideco, Inc. (a)	6,800	291,312
Halliburton Co.	69,000	5,038,380
National Oilwell Varco, Inc. (a)	105,800	6,783,896
Noble Corp.	5,400	437,940
Pride International, Inc. (a)	123,500	3,850,730
Smith International, Inc.	4,800	187,008
Superior Energy Services, Inc. (a)	1,700	45,543
Superior Well Services, Inc.	600	17,442
Weatherford International Ltd. (a)	44,400	2,031,300
		20,546,896
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources, Inc. (a)	4,900	113,386
Arch Coal, Inc.	600	45,564
Cabot Oil & Gas Corp.	6,500	311,545
Canadian Natural Resources Ltd.	5,300	294,571
Chesapeake Energy Corp.	18,400	577,944
CONSOL Energy, Inc.	2,200	163,152
Double Hull Tankers, Inc.	3,500	46,375
El Paso Corp.	16,100	194,005
EnCana Corp.	7,000	326,711
Energy Partners Ltd. (a)	23,700	558,846
EOG Resources, Inc.	900	64,800
EXCO Resources, Inc.	12,000	150,360
Goodrich Petroleum Corp. (a)	4,100	110,700
Holly Corp.	8,300	615,196
Houston Exploration Co. (a)	4,000	210,800
International Coal Group, Inc. (a)	24,000	233,760
KCS Energy, Inc. (a)	1,900	49,400
KFX, Inc. (a)(e)	3,600	65,520
Mariner Energy, Inc. New (a)	2,600	53,326
Maritrans, Inc.	5,000	122,150
Massey Energy Co.	6,500	234,455
McMoRan Exploration Co. (a)	9,700	173,048
OMI Corp.	9,600	172,992
Overseas Shipholding Group, Inc.	1,500	71,895
Penn Virginia Corp.	5,900	418,900
Petroleum Development Corp. (a)	4,400	199,584
Plains Exploration & Production Co. (a)	7,200	278,208
Quicksilver Resources, Inc. (a)	13,800	533,508
Range Resources Corp.	22,950	626,765
Southwestern Energy Co. (a)	10,400	334,776
SXR Uranium One, Inc. (a)	4,500	34,722
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SXR Uranium One, Inc. (a)(m)	30,400	$ 211,110
Tesoro Corp.	900	61,506
Ultra Petroleum Corp. (a)	5,500	342,705
Valero Energy Corp.	67,000	4,005,260
		12,007,545
TOTAL ENERGY		32,554,441
FINANCIALS - 13.0%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	1,000	106,610
American Capital Strategies Ltd.	10,300	362,148
Ameriprise Financial, Inc.	2,780	125,267
E*TRADE Financial Corp. (a)	43,300	1,168,234
Goldman Sachs Group, Inc.	2,200	345,312
Lazard Ltd.:
unit	4,400	173,184
Class A	8,500	376,125
Lehman Brothers Holdings, Inc.	2,600	375,778
Merrill Lynch & Co., Inc.	22,800	1,795,728
Morgan Stanley	2,200	138,204
Northern Trust Corp.	3,200	168,000
Piper Jaffray Companies (a)	9,800	539,000
State Street Corp.	6,400	386,752
TD Ameritrade Holding Corp.	13,400	279,658
UBS AG (Reg.)	18	1,979
		6,341,979
Commercial Banks - 2.7%
ABN-AMRO Holding NV sponsored ADR	500	14,940
Banco Nossa Caixa SA	9,900	219,136
Bank of America Corp.	88,705	4,039,626
Bank of Baroda	6,317	33,819
China Construction Bank Corp. (H Shares)	990,000	462,518
Hanmi Financial Corp.	11,500	207,690
ICICI Bank Ltd. sponsored ADR	6,300	174,384
Nara Bancorp, Inc.	8,700	152,685
National Australia Bank Ltd.	10,800	290,628
Placer Sierra Bancshares	1,300	37,115
SVB Financial Group (a)	7,200	381,960
UCBH Holdings, Inc.	31,900	603,548
Uniao de Bancos Brasileiros SA (Unibanco) GDR	200	14,782
Unicredito Italiano Spa	39,300	284,397
UnionBanCal Corp.	3,800	266,608
Wachovia Corp.	36,900	2,068,245
Wells Fargo & Co.	6,900	440,703
Wilshire Bancorp, Inc.	14,500	269,555
Wintrust Financial Corp.	5,000	290,850
		10,253,189

	Shares	Value
Consumer Finance - 0.5%
Aiful Corp.	350	$ 23,162
American Express Co.	9,400	493,970
Capital One Financial Corp. (e)	5,000	402,600
ORIX Corp.	700	217,942
SLM Corp.	10,000	519,400
		1,657,074
Diversified Financial Services - 1.9%
Citigroup, Inc.	66,200	3,126,626
JPMorgan Chase & Co.	90,800	3,780,912
PICO Holdings, Inc. (a)	1,388	45,651
The Nasdaq Stock Market, Inc. (a)	5,400	216,216
		7,169,405
Insurance - 3.5%
ACE Ltd.	23,100	1,201,431
AFLAC, Inc.	11,700	528,021
AMBAC Financial Group, Inc.	5,600	445,760
American International Group, Inc.	61,350	4,054,622
Aspen Insurance Holdings Ltd.	15,100	372,366
Axis Capital Holdings Ltd.	3,300	98,670
Covanta Holding Corp. (a)	18,200	303,394
Endurance Specialty Holdings Ltd.	5,600	182,280
Fidelity National Financial, Inc.	6,800	241,604
Genworth Financial, Inc. Class A (non-vtg.)	5,000	167,150
Hartford Financial Services Group, Inc.	10,500	845,775
IPC Holdings Ltd.	4,500	126,225
Lincoln National Corp.	300	16,377
MBIA, Inc.	9,100	547,183
Montpelier Re Holdings Ltd.	11,700	190,710
Navigators Group, Inc. (a)	1,600	79,360
PartnerRe Ltd.	7,800	484,302
Platinum Underwriters Holdings Ltd.	8,600	250,260
PXRE Group Ltd.	22,400	73,248
Scottish Re Group Ltd.	38,600	957,666
Specialty Underwriters' Alliance, Inc. (a)	13,100	89,080
T&D Holdings, Inc.	3,000	234,465
The St. Paul Travelers Companies, Inc.	14,349	599,645
Universal American Financial Corp. (a)	10,500	161,700
USI Holdings Corp. (a)	17,900	288,727
Willis Group Holdings Ltd.	5,500	188,430
XL Capital Ltd. Class A	7,600	487,236
		13,215,687
Real Estate - 0.9%
CapitalSource, Inc.	900	22,392
CBL & Associates Properties, Inc.	2,900	123,105
Developers Diversified Realty Corp.	3,000	164,250
Digital Realty Trust, Inc.	3,800	107,046
Duke Realty Corp.	3,400	129,030
Education Realty Trust, Inc. (m)	4,406	67,412
Equity Lifestyle Properties, Inc.	900	44,775
Equity Office Properties Trust	7,600	255,208
Equity Residential (SBI)	3,400	159,086
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
General Growth Properties, Inc.	7,200	$ 351,864
Highwoods Properties, Inc. (SBI)	2,300	77,579
Mitsui Fudosan Co. Ltd.	13,000	298,730
Pennsylvania (REIT) (SBI)	4,000	176,000
Ramco-Gershenson Properties Trust (SBI)	2,400	72,648
Reckson Associates Realty Corp.	3,000	137,460
Trizec Properties, Inc.	10,000	257,300
United Dominion Realty Trust, Inc. (SBI)	25,700	733,478
Vornado Realty Trust	2,900	278,400
		3,455,763
Thrifts & Mortgage Finance - 1.8%
BankUnited Financial Corp. Class A	2,400	64,896
Countrywide Financial Corp.	13,800	506,460
Doral Financial Corp.	28,700	331,485
Fannie Mae	24,600	1,264,440
Fidelity Bankshares, Inc.	600	20,178
First Niagara Financial Group, Inc.	3,900	57,174
Freddie Mac	26,600	1,622,600
Golden West Financial Corp., Delaware	2,500	169,750
Hudson City Bancorp, Inc.	20,900	277,761
KNBT Bancorp, Inc.	4,000	65,400
MGIC Investment Corp.	2,300	153,249
NetBank, Inc.	37,400	270,776
NewAlliance Bancshares, Inc.	15,500	223,665
R&G Financial Corp. Class B (e)	29,900	378,534
Radian Group, Inc.	3,900	234,975
Sovereign Bancorp, Inc.	27,800	609,098
W Holding Co., Inc.	40,400	317,948
		6,568,389
TOTAL FINANCIALS		48,661,486
HEALTH CARE - 7.3%
Biotechnology - 1.0%
Amgen, Inc. (a)	7,500	545,625
Biogen Idec, Inc. (a)	6,300	296,730
Cephalon, Inc. (a)	11,400	686,850
Charles River Laboratories International, Inc. (a)	9,600	470,592
DUSA Pharmaceuticals, Inc. (a)	8,300	58,598
Genentech, Inc. (a)	3,100	261,981
Invitrogen Corp. (a)	3,800	266,494
MannKind Corp. (a)	2,900	59,276
MedImmune, Inc. (a)	6,300	230,454
OSI Pharmaceuticals, Inc. (a)	12,500	401,250
Seracare Life Sciences, Inc. (a)	6,200	22,940
Serologicals Corp. (a)	12,000	293,520
Vertex Pharmaceuticals, Inc. (a)	3,000	109,770
		3,704,080

	Shares	Value
Health Care Equipment & Supplies - 1.9%
Advanced Medical Optics, Inc. (a)	2,500	$ 116,600
Alcon, Inc.	500	52,130
Aspect Medical Systems, Inc. (a)	10,500	288,120
Baxter International, Inc.	28,600	1,109,966
Becton, Dickinson & Co.	7,100	437,218
Boston Scientific Corp. (a)	15,900	366,495
C.R. Bard, Inc.	8,800	596,728
CONMED Corp. (a)	4,400	84,260
Cooper Companies, Inc.	12,100	653,763
Cytyc Corp. (a)	5,100	143,718
Dade Behring Holdings, Inc.	17,906	639,423
Edwards Lifesciences Corp. (a)	900	39,150
Fisher Scientific International, Inc. (a)	5,500	374,275
Guidant Corp.	3,000	234,180
Inverness Medical Innovations, Inc. (a)	6,400	183,872
Inverness Medical Innovations, Inc. (a)(m)	6,471	167,321
Medtronic, Inc.	2,600	131,950
St. Jude Medical, Inc. (a)	2,100	86,100
Thermo Electron Corp. (a)	9,400	348,646
Varian, Inc. (a)	8,400	345,912
Waters Corp. (a)	14,900	642,935
		7,042,762
Health Care Providers & Services - 2.3%
Aetna, Inc.	7,200	353,808
Amedisys, Inc. (a)	2,200	76,450
American Retirement Corp. (a)	9,800	251,076
Cardinal Health, Inc.	5,800	432,216
Caremark Rx, Inc. (a)	6,200	304,916
Chemed Corp.	1,900	112,746
CIGNA Corp.	600	78,372
Emdeon Corp. (a)	37,600	406,080
Health Net, Inc. (a)	15,000	762,300
Humana, Inc. (a)	7,900	415,935
IMS Health, Inc.	7,800	201,006
LifePoint Hospitals, Inc. (a)	1,800	55,980
Medco Health Solutions, Inc. (a)	7,400	423,428
Omnicare, Inc.	5,000	274,950
Quest Diagnostics, Inc.	2,600	133,380
Sierra Health Services, Inc. (a)	4,400	179,080
Sunrise Senior Living, Inc. (a)	12,800	498,816
UnitedHealth Group, Inc.	54,600	3,049,956
WellPoint, Inc. (a)	9,300	720,099
		8,730,594
Pharmaceuticals - 2.1%
Allergan, Inc. (g)	1,511	163,944
Atherogenics, Inc. (a)	16,100	262,752
Barr Pharmaceuticals, Inc. (a)	8,100	510,138
Endo Pharmaceuticals Holdings, Inc. (a)	3,442	112,932
Johnson & Johnson	35,500	2,102,310
MGI Pharma, Inc. (a)	15,200	266,000
New River Pharmaceuticals, Inc. (a)	4,700	156,087
Novartis AG sponsored ADR	17,800	986,832
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	40,200	$ 1,001,784
Schering-Plough Corp.	13,200	250,668
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,900	860,662
Wyeth	26,500	1,285,780
		7,959,889
TOTAL HEALTH CARE		27,437,325
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.4%
Essex Corp. (a)	2,317	51,020
General Dynamics Corp.	10,400	665,392
Hexcel Corp. (a)	18,900	415,233
Honeywell International, Inc.	23,800	1,017,926
L-3 Communications Holdings, Inc.	3,200	274,528
Lockheed Martin Corp.	5,100	383,163
Meggitt PLC	32,778	198,152
Precision Castparts Corp.	10,150	602,910
Raytheon Co.	9,900	453,816
Rockwell Collins, Inc.	6,400	360,640
United Technologies Corp.	13,700	794,189
		5,216,969
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	11,200	504,000
FedEx Corp.	2,500	282,350
Forward Air Corp.	900	33,561
UTI Worldwide, Inc.	9,400	297,040
		1,116,951
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	10,600	309,004
AirTran Holdings, Inc. (a)	67,400	1,220,614
Frontier Airlines, Inc. (a)(e)	73,500	565,950
Tam SA (PN) sponsored ADR (ltd. vtg.)	6,700	126,228
		2,221,796
Building Products - 0.1%
Masco Corp.	15,300	497,097
Commercial Services & Supplies - 0.5%
Banta Corp.	2,500	129,950
Cendant Corp.	30,200	523,970
Cintas Corp.	4,400	187,528
DiamondCluster International, Inc. (a)	18,867	201,877
Kforce, Inc. (a)	13,000	165,750
Steelcase, Inc. Class A	1,700	30,600
The Brink's Co.	9,400	477,144
Waste Management, Inc.	2,200	77,660
		1,794,479
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	18,900	453,600

	Shares	Value
Fluor Corp.	25,200	$ 2,162,160
Hyundai Engineering & Construction Co. Ltd. (a)	5,430	276,921
Infrasource Services, Inc. (a)	12,300	211,683
McDermott International, Inc. (a)	3,300	179,685
Perini Corp. (a)	17,800	540,586
Punj Lloyd Ltd.	1,334	32,518
Shaw Group, Inc. (a)	24,100	732,640
URS Corp. (a)	12,500	503,125
Washington Group International, Inc.	1,000	57,390
		5,150,308
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	1,900	165,110
GrafTech International Ltd. (a)	20,100	122,610
Rockwell Automation, Inc.	600	43,146
		330,866
Industrial Conglomerates - 2.1%
3M Co.	7,300	552,537
General Electric Co.	162,200	5,641,316
Smiths Group PLC	21,169	361,486
Tyco International Ltd.	48,700	1,309,056
		7,864,395
Machinery - 0.7%
Atlas Copco AB (B Shares)	15,000	391,808
Briggs & Stratton Corp.	9,300	328,941
Danaher Corp.	5,100	324,105
Deere & Co.	6,100	482,205
Flowserve Corp. (a)	900	52,506
Illinois Tool Works, Inc.	100	9,631
Ingersoll-Rand Co. Ltd. Class A	5,300	221,487
SPX Corp.	8,600	459,412
Timken Co.	4,800	154,896
		2,424,991
Marine - 0.1%
Alexander & Baldwin, Inc.	8,500	405,280
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	9,600	799,968
Canadian National Railway Co.	3,200	145,024
Laidlaw International, Inc.	30,100	818,720
Norfolk Southern Corp.	18,200	984,074
		2,747,786
Trading Companies & Distributors - 0.6%
UAP Holding Corp.	12,400	266,600
United Rentals, Inc. (a)	4,000	138,000
WESCO International, Inc. (a)	28,000	1,904,280
		2,308,880
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	11,700	373,815
TOTAL INDUSTRIALS		32,453,613
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.0%
Andrew Corp. (a)	14,700	$ 180,516
Blue Coat Systems, Inc. (a)	400	8,696
Dycom Industries, Inc. (a)	32,500	690,625
Harris Corp.	8,300	392,507
Juniper Networks, Inc. (a)	9,100	173,992
Lucent Technologies, Inc. (a)	109,500	333,975
MasTec, Inc. (a)	36,000	510,120
Motorola, Inc.	27,500	630,025
Nortel Networks Corp. (a)	109,400	333,684
QUALCOMM, Inc.	8,400	425,124
		3,679,264
Computers & Peripherals - 1.4%
EMC Corp. (a)	27,300	372,099
Emulex Corp. (a)	3,900	66,651
Hewlett-Packard Co.	24,000	789,600
Intermec, Inc. (a)	1,900	57,969
Maxtor Corp. (a)	144,900	1,385,244
McDATA Corp. Class A (a)	23,700	109,494
NCR Corp. (a)	8,900	371,931
Seagate Technology	53,000	1,395,490
Sun Microsystems, Inc. (a)	52,600	269,838
Western Digital Corp. (a)	24,500	476,035
		5,294,351
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. (a)	16,600	623,330
Avnet, Inc. (a)	14,600	370,548
Benchmark Electronics, Inc. (a)	8,600	329,810
Celestica, Inc. (sub. vtg.) (a)	47,200	538,816
Coherent, Inc. (a)	1,700	59,687
Flextronics International Ltd. (a)	114,300	1,183,005
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	24,137	299,060
Ibiden Co. Ltd.	2,700	136,474
Ingram Micro, Inc. Class A (a)	28,800	576,000
KEMET Corp. (a)	6,300	59,661
Littelfuse, Inc. (a)	3,700	126,281
Metrologic Instruments, Inc. (a)	900	20,817
Mettler-Toledo International, Inc. (a)	4,400	265,496
Molex, Inc.	8,600	285,520
Solectron Corp. (a)	209,500	838,000
Symbol Technologies, Inc.	57,700	610,466
Tektronix, Inc.	8,300	296,393
Vishay Intertechnology, Inc. (a)	18,700	266,288
		6,885,652
Internet Software & Services - 0.5%
eBay, Inc. (a)	10,400	406,224
Google, Inc. Class A (sub. vtg.) (a)	2,760	1,076,400
VeriSign, Inc. (a)	900	21,591
Yahoo!, Inc. (a)	18,700	603,262
		2,107,477

	Shares	Value
IT Services - 0.4%
Alliance Data Systems Corp. (a)	5,800	$ 271,266
Ceridian Corp. (a)	19,300	491,185
First Data Corp.	13,200	618,024
		1,380,475
Office Electronics - 0.2%
Xerox Corp. (a)	49,400	750,880
Semiconductors & Semiconductor Equipment - 3.7%
Agere Systems, Inc. (a)	63,800	959,552
AMIS Holdings, Inc. (a)	25,400	230,124
Amkor Technology, Inc. (a)	30,600	264,384
Analog Devices, Inc.	4,400	168,476
Applied Micro Circuits Corp. (a)	21,200	86,284
Asat Holdings Ltd. sponsored ADR (a)	24,400	23,424
ASM International NV (Nasdaq) (a)	9,600	192,768
ASML Holding NV (NY Shares) (a)	26,900	547,953
ATI Technologies, Inc. (a)	22,900	393,439
ATMI, Inc. (a)	34,400	1,038,880
Axcelis Technologies, Inc. (a)	73,800	432,468
Credence Systems Corp. (a)	30,400	223,136
Cymer, Inc. (a)	10,600	481,664
Cypress Semiconductor Corp. (a)	25,300	428,835
DSP Group, Inc. (a)	9,400	272,694
Eagle Test Systems, Inc.	700	10,780
Entegris, Inc. (a)	6,300	67,032
Exar Corp. (a)	16,200	231,336
Fairchild Semiconductor International, Inc. (a)	47,100	898,197
FormFactor, Inc. (a)	1,700	66,844
Freescale Semiconductor, Inc.:
Class A (a)	42,200	1,173,582
Class B (a)	72,800	2,021,656
Integrated Device Technology, Inc. (a)	7,300	108,478
Linear Technology Corp.	3,600	126,288
LTX Corp. (a)	65,200	352,080
Microchip Technology, Inc.	5,900	214,170
National Semiconductor Corp.	35,500	988,320
Rudolph Technologies, Inc. (a)	19,476	332,066
Samsung Electronics Co. Ltd.	1,260	817,003
Silicon Laboratories, Inc. (a)	4,700	258,265
Teradyne, Inc. (a)	20,700	321,057
		13,731,235
Software - 1.7%
Activision, Inc. (a)	12,733	175,588
Amdocs Ltd. (a)	5,900	212,754
Ansoft Corp. (a)	2,000	83,380
BEA Systems, Inc. (a)	60,100	789,113
Cognos, Inc. (a)	12,900	501,832
Fair, Isaac & Co., Inc.	2,600	103,012
FileNET Corp. (a)	6,000	162,120
Hyperion Solutions Corp. (a)	10,600	345,560
JDA Software Group, Inc. (a)	11,000	158,840
Macrovision Corp. (a)	13,906	308,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
McAfee, Inc. (a)	13,000	$ 316,290
Microsoft Corp.	70,800	1,926,468
Nintendo Co. Ltd.	2,500	373,784
Oracle Corp. (a)	5,700	78,033
Symantec Corp. (a)	18,105	304,707
Take-Two Interactive Software, Inc. (a)	23,076	430,598
Wind River Systems, Inc. (a)	9,200	114,540
		6,384,637
TOTAL INFORMATION TECHNOLOGY		40,213,971
MATERIALS - 4.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	5,900	396,421
Airgas, Inc.	12,600	492,534
Albemarle Corp.	11,500	521,525
Ashland, Inc.	16,500	1,172,820
Bayer AG	2,800	112,140
Celanese Corp. Class A	24,500	513,765
Chemtura Corp.	64,900	764,522
Cytec Industries, Inc.	7,100	426,071
Georgia Gulf Corp.	9,200	239,108
Israel Chemicals Ltd.	66,800	238,554
Linde AG	200	17,364
Monsanto Co.	8,700	737,325
Mosaic Co. (a)	42,600	611,310
Praxair, Inc.	7,000	386,050
Rhodia SA (a)	144,559	373,111
Spartech Corp.	11,500	276,000
		7,278,620
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,000	214,060
Rinker Group Ltd.	2,200	31,266
Texas Industries, Inc.	7,000	423,430
		668,756
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	46,100	800,757
Pactiv Corp. (a)	33,500	822,090
Smurfit-Stone Container Corp. (a)	27,102	367,774
		1,990,621
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd.	10,200	310,359
Alcoa, Inc.	43,600	1,332,416
Allegheny Technologies, Inc.	9,000	550,620
Boliden AB	12,000	184,063
Chaparral Steel Co. (a)	2,200	142,824
Compass Minerals International, Inc.	15,000	374,850
Falconbridge Ltd.	21,220	742,709
Goldcorp, Inc.	23,100	675,967
IPSCO, Inc.	1,900	196,915

	Shares	Value
Meridian Gold, Inc. (a)	31,100	$ 918,858
Newmont Mining Corp.	1,400	72,646
Oregon Steel Mills, Inc. (a)	8,797	450,142
RTI International Metals, Inc. (a)	4,800	263,280
Stillwater Mining Co. (a)	27,400	451,004
Teck Cominco Ltd. Class B (sub. vtg.)	7,900	508,355
Titanium Metals Corp. (a)	10,000	485,500
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	5,000	185,652
		7,846,160
Paper & Forest Products - 0.2%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	10,300	166,654
Weyerhaeuser Co.	5,200	376,636
		543,290
TOTAL MATERIALS		18,327,447
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc.	23,372	283,502
AT&T, Inc.	106,270	2,873,541
BellSouth Corp.	9,700	336,105
Covad Communications Group, Inc. (a)	276,800	534,224
Verizon Communications, Inc.	83,100	2,830,386
		6,857,758
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	43,170	1,308,914
Bharti Televentures Ltd. (a)	6,746	64,364
Crown Castle International Corp. (a)	16,200	459,270
DigitalGlobe, Inc. (a)(f)	163	408
Nextel Partners, Inc. Class A (a)	6,700	189,744
NII Holdings, Inc. (a)	9,800	577,906
Sprint Nextel Corp.	42,262	1,092,050
		3,692,656
TOTAL TELECOMMUNICATION SERVICES		10,550,414
UTILITIES - 2.1%
Electric Utilities - 0.5%
E.ON AG	100	10,980
Edison International	2,800	115,304
Entergy Corp.	4,200	289,548
Exelon Corp.	16,900	894,010
ITC Holdings Corp.	2,600	68,250
PPL Corp.	9,100	267,540
Progress Energy, Inc.	200	8,796
		1,654,428
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	108,000	1,842,480
Duke Energy Corp.	5,500	160,325
Dynegy, Inc. Class A (a)	500	2,400
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	7,900	$ 357,238
TXU Corp.	39,600	1,772,496
		4,134,939
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	33,100	428,645
Dominion Resources, Inc.	10,700	738,621
PG&E Corp.	12,100	470,690
Public Service Enterprise Group, Inc.	4,400	281,776
		1,919,732
TOTAL UTILITIES		7,709,099
TOTAL COMMON STOCKS (Cost $217,584,850)		253,163,406
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	1,800	52,974
XL Capital Ltd. 6.50%	11,700	258,102
		311,076
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	3,200	162,496
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	400	96,116
TOTAL UTILITIES		258,612
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $583,800)		569,688
Corporate Bonds - 7.2%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	341,591
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	150,000
TOTAL CONVERTIBLE BONDS		491,591

	Principal Amount	Value
Nonconvertible Bonds - 7.1%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	$ 55,000	$ 26,675
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28	40,000	26,800
7.45% 7/16/31	145,000	107,663
General Motors Corp. 8.375% 7/15/33	545,000	399,213
		533,676
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	50,625
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	100,000	101,250
Mandalay Resort Group 6.5% 7/31/09	95,000	95,000
MGM MIRAGE 5.875% 2/27/14	90,000	84,825
Six Flags, Inc.:
9.625% 6/1/14	15,000	15,225
9.75% 4/15/13	20,000	20,350
		316,650
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	160,000	156,706
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	5,000	5,050
Media - 0.6%
AOL Time Warner, Inc.:
6.875% 5/1/12	30,000	31,454
7.625% 4/15/31	100,000	108,934
Cablevision Systems Corp.:
8% 4/15/12	25,000	24,313
8.7163% 4/1/09 (j)	90,000	94,275
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	79,800
Comcast Corp.:
4.95% 6/15/16	125,000	113,911
5.5% 3/15/11	150,000	148,362
6.45% 3/15/37	155,000	149,141
Cox Communications, Inc.:
4.625% 6/1/13	210,000	191,234
7.125% 10/1/12	90,000	94,416
CSC Holdings, Inc. 7.625% 4/1/11	40,000	40,100
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	43,095
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp. 7.125% 2/1/16 (f)	$ 40,000	$ 39,400
Houghton Mifflin Co. 9.875% 2/1/13	170,000	185,088
Liberty Media Corp.:
5.7% 5/15/13	150,000	140,250
8.25% 2/1/30	185,000	178,773
News America Holdings, Inc. 7.75% 12/1/45	85,000	91,675
News America, Inc. 6.2% 12/15/34	165,000	154,525
Time Warner Entertainment Co. LP 8.375% 7/15/33	250,000	287,753
Time Warner, Inc. 6.625% 5/15/29	105,000	103,200
		2,299,699
Multiline Retail - 0.1%
The May Department Stores Co. 6.7% 7/15/34	190,000	193,130
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	60,000	60,000
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (f)	20,000	19,800
Sonic Automotive, Inc. 8.625% 8/15/13	110,000	110,000
		189,800
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 9.28% 4/1/12 (j)	30,000	31,125
TOTAL CONSUMER DISCRETIONARY		3,803,136
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (f)	125,000	117,076
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (f)(j)	135,000	137,385
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	125,000	122,785
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	35,000	37,629
TOTAL CONSUMER STAPLES		414,875

	Principal Amount	Value
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	$ 20,000	$ 19,350
Petronas Capital Ltd. 7% 5/22/12 (f)	395,000	422,567
Seabulk International, Inc. 9.5% 8/15/13	80,000	88,800
		530,717
Oil, Gas & Consumable Fuels - 0.7%
Amerada Hess Corp. 6.65% 8/15/11	40,000	41,836
Chesapeake Energy Corp. 7.5% 6/15/14	40,000	41,900
Duke Capital LLC:
4.37% 3/1/09	400,000	387,807
6.75% 2/15/32	210,000	220,064
El Paso Corp.:
6.5% 5/15/06 (f)	10,000	10,041
7.625% 9/1/08 (f)	10,000	10,235
7.75% 6/15/10 (f)	35,000	36,393
7.875% 6/15/12	85,000	88,506
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	120,000	125,734
EnCana Holdings Finance Corp. 5.8% 5/1/14	80,000	80,652
Enterprise Products Operating LP 5.75% 3/1/35	125,000	111,210
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	35,000	33,164
5.8% 3/15/35	100,000	90,797
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14	20,000	18,900
Massey Energy Co. 6.875% 12/15/13 (f)	40,000	39,250
Nexen, Inc. 5.875% 3/10/35	190,000	177,111
Pemex Project Funding Master Trust:
5.75% 12/15/15	100,000	95,750
6.125% 8/15/08	400,000	403,000
6.625% 6/15/35 (f)	200,000	193,200
7.875% 2/1/09 (j)	180,000	189,180
Plains Exploration & Production Co. 7.125% 6/15/14	25,000	25,750
Talisman Energy, Inc. 5.85% 2/1/37	85,000	79,905
		2,500,385
TOTAL ENERGY		3,031,102
FINANCIALS - 2.5%
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	500,000	486,773
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.6% 1/15/12	$ 410,000	$ 429,842
Lazard Group LLC 7.125% 5/15/15	195,000	202,583
Merrill Lynch & Co., Inc. 4.25% 2/8/10	480,000	460,888
Morgan Stanley 6.6% 4/1/12	160,000	167,870
		1,747,956
Commercial Banks - 0.2%
Bank of America Corp. 7.4% 1/15/11	155,000	167,528
Korea Development Bank 3.875% 3/2/09	250,000	239,169
Wachovia Bank NA 4.875% 2/1/15	387,000	365,072
Wachovia Corp. 4.875% 2/15/14	25,000	23,723
		795,492
Consumer Finance - 0.4%
Capital One Bank 6.5% 6/13/13	250,000	260,144
Ford Motor Credit Co.:
7.375% 2/1/11	100,000	91,996
7.875% 6/15/10	200,000	187,493
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	66,938
6.875% 9/15/11	35,000	32,375
6.875% 8/28/12	15,000	13,838
8% 11/1/31	25,000	23,375
Household Finance Corp. 4.125% 11/16/09	235,000	225,105
Household International, Inc. 5.836% 2/15/08	150,000	151,025
MBNA America Bank NA 7.125% 11/15/12	325,000	353,423
MBNA Corp. 7.5% 3/15/12	75,000	82,477
		1,488,189
Diversified Financial Services - 0.3%
Alliance Capital Management LP 5.625% 8/15/06	150,000	150,228
Citigroup, Inc. 5% 9/15/14	250,000	239,275
JPMorgan Chase Capital XVII 5.85% 8/1/35	565,000	525,307
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	160,000	149,699
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	125,000	120,572
		1,185,081
Insurance - 0.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	250,000	243,310

	Principal Amount	Value
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	$ 110,000	$ 107,570
Principal Life Global Funding I 6.25% 2/15/12 (f)	85,000	87,961
Symetra Financial Corp. 6.125% 4/1/16 (f)	40,000	39,720
		478,561
Real Estate - 0.8%
Archstone Smith Operating Trust 5.25% 5/1/15	210,000	201,857
Arden Realty LP 5.25% 3/1/15	525,000	512,372
Brandywine Operating Partnership LP 5.75% 4/1/12	75,000	74,474
BRE Properties, Inc. 5.95% 3/15/07	250,000	250,015
CarrAmerica Realty Corp.:
5.125% 9/1/11	465,000	456,749
5.5% 12/15/10	120,000	120,048
Colonial Properties Trust 5.5% 10/1/15	260,000	248,968
Developers Diversified Realty Corp.:
5% 5/3/10	115,000	111,858
5.25% 4/15/11	65,000	63,386
5.375% 10/15/12	50,000	48,671
EOP Operating LP:
4.65% 10/1/10	200,000	191,322
6.8% 1/15/09	100,000	103,007
7% 7/15/11	200,000	210,434
Simon Property Group LP:
5.1% 6/15/15	145,000	137,154
5.625% 8/15/14	200,000	196,960
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16 (f)	30,000	29,925
		2,957,200
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	145,000	134,713
Independence Community Bank Corp. 3.75% 4/1/14 (j)	165,000	156,461
Residential Capital Corp. 6.875% 6/30/15	40,000	41,701
Washington Mutual, Inc. 4.625% 4/1/14	200,000	182,864
		515,739
TOTAL FINANCIALS		9,168,218
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 7.25% 3/15/15	165,000	165,825
HCA, Inc. 6.375% 1/15/15	70,000	68,052
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	10,000	10,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Psychiatric Solutions, Inc. 7.75% 7/15/15	$ 30,000	$ 30,750
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	20,000	20,850
		295,502
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (f)	145,000	139,791
Bombardier, Inc. 6.3% 5/1/14 (f)	200,000	183,500
		323,291
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	14,951	15,157
6.978% 10/1/12	37,551	38,529
7.024% 4/15/11	100,000	103,250
7.377% 5/23/19	68,586	63,099
7.379% 11/23/17	41,055	36,950
7.858% 4/1/13	155,000	164,956
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	98,084	98,817
6.795% 2/2/20	197,980	188,081
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	80,000	80,000
Northwest Airlines, Inc. 7.875% 3/15/08 (d)	255,000	109,650
U.S. Airways pass thru trust certificates 6.85% 7/30/19	70,471	71,969
		970,458
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc. 8.5% 12/1/08	60,000	63,000
Corrections Corp. of America 6.75% 1/31/14	20,000	20,125
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	10,275
		93,400
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	55,000	56,485
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (f)	120,000	130,891
		187,376
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (f)	75,000	79,500

	Principal Amount	Value
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	$ 68,000	$ 75,055
Road & Rail - 0.0%
Hertz Corp.:
8.875% 1/1/14 (f)	30,000	31,200
10.5% 1/1/16 (f)	20,000	21,600
		52,800
TOTAL INDUSTRIALS		1,781,880
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	95,000	92,625
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	20,000	20,150
IT Services - 0.0%
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)	50,000	52,750
9.4306% 8/15/13 (f)(j)	30,000	31,575
		84,325
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	170,000	175,950
Xerox Corp. 7.125% 6/15/10	35,000	36,225
		212,175
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 9.25% 2/15/08	20,000	20,300
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	195,000	192,303
6.375% 8/3/15	145,000	142,915
Freescale Semiconductor, Inc.:
7.125% 7/15/14	80,000	83,000
7.35% 7/15/09 (j)	70,000	71,750
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8% 12/15/14	10,000	9,325
		519,593
Software - 0.0%
SERENA Software, Inc. 10.375% 3/15/16 (f)	10,000	10,500
TOTAL INFORMATION TECHNOLOGY		939,368
MATERIALS - 0.2%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	62,000	68,355
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman International LLC 9.875% 3/1/09	$ 60,000	$ 63,000
Lyondell Chemical Co. 9.5% 12/15/08	94,000	97,760
		229,115
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	90,000	93,150
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	52,188
8.75% 11/15/12	25,000	26,688
		78,876
Metals & Mining - 0.0%
Newmont Mining Corp. 5.875% 4/1/35	130,000	121,536
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. 8.125% 5/15/11	120,000	125,550
International Paper Co. 4.25% 1/15/09	70,000	67,525
		193,075
TOTAL MATERIALS		715,752
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T Broadband Corp. 8.375% 3/15/13	100,000	112,465
BellSouth Capital Funding Corp. 7.875% 2/15/30	115,000	130,938
British Telecommunications PLC 8.875% 12/15/30	200,000	255,856
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	60,900
Qwest Corp.:
8.16% 6/15/13 (j)	140,000	152,600
8.875% 3/15/12	85,000	94,988
SBC Communications, Inc.:
6.15% 9/15/34	150,000	142,445
6.45% 6/15/34	55,000	54,137
Sprint Capital Corp.:
6.875% 11/15/28	145,000	149,601
8.375% 3/15/12	135,000	152,537
Telecom Italia Capital:
4.95% 9/30/14	95,000	87,419
5.25% 11/15/13	250,000	236,877

	Principal Amount	Value
Verizon Global Funding Corp. 5.85% 9/15/35	$ 280,000	$ 251,144
Verizon New York, Inc. 6.875% 4/1/12	45,000	46,224
		1,928,131
Wireless Telecommunication Services - 0.2%
America Movil SA de CV:
4.125% 3/1/09	100,000	96,127
6.375% 3/1/35	235,000	220,955
AT&T Wireless Services, Inc. 7.875% 3/1/11	55,000	60,284
Intelsat Ltd. 6.5% 11/1/13	25,000	18,688
Intelsat Subsidiary Holding Co. Ltd. 9.6094% 1/15/12 (j)	70,000	71,138
Nextel Communications, Inc. 7.375% 8/1/15	160,000	167,242
Rogers Communications, Inc.:
6.375% 3/1/14	115,000	113,994
8.035% 12/15/10 (j)	50,000	51,438
		799,866
TOTAL TELECOMMUNICATION SERVICES		2,727,997
UTILITIES - 0.9%
Electric Utilities - 0.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	145,000	143,722
Exelon Corp.:
4.9% 6/15/15	190,000	176,495
5.625% 6/15/35	25,000	22,689
6.75% 5/1/11	110,000	114,843
FirstEnergy Corp. 6.45% 11/15/11	90,000	93,126
Mirant Americas Generation LLC 8.3% 5/1/11	30,000	31,050
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	78,005
PPL Energy Supply LLC 5.7% 10/15/35	40,000	38,878
Progress Energy, Inc. 7.1% 3/1/11	270,000	286,361
TXU Energy Co. LLC 7% 3/15/13	375,000	390,588
		1,375,757
Gas Utilities - 0.1%
Sonat, Inc.:
6.625% 2/1/08	65,000	65,163
6.75% 10/1/07	70,000	70,175
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	197,013
		332,351
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (f)	170,000	182,963
9.5% 6/1/09	59,000	63,499
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc. 7% 4/1/12	$ 345,000	$ 366,910
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (f)	20,000	20,325
NRG Energy, Inc.:
7.25% 2/1/14	50,000	50,875
7.375% 2/1/16	60,000	61,350
		745,922
Multi-Utilities - 0.3%
CMS Energy Corp.:
8.5% 4/15/11	85,000	92,331
8.9% 7/15/08	125,000	132,500
Dominion Resources, Inc.:
4.75% 12/15/10	155,000	148,898
5.95% 6/15/35	115,000	106,029
6.25% 6/30/12	370,000	376,595
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (f)	165,000	161,520
		1,017,873
TOTAL UTILITIES		3,471,903
TOTAL NONCONVERTIBLE BONDS		26,349,733
TOTAL CORPORATE BONDS (Cost $27,269,498)		26,841,324
U.S. Government and Government Agency Obligations - 7.1%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 1/15/08	318,000	308,199
3.25% 8/15/08	400,000	384,068
3.25% 2/15/09	1,216,000	1,156,243
3.375% 12/15/08	140,000	134,042
4.625% 5/1/13	1,250,000	1,187,358
5.5% 3/15/11	210,000	212,998
6.25% 2/1/11	280,000	290,389
Freddie Mac:
4% 6/12/13	1,575,000	1,458,606
4.25% 7/15/09	400,000	389,490
6.625% 9/15/09	475,000	497,060
6.75% 3/15/31	404,000	483,221
Tennessee Valley Authority 5.375% 4/1/56	100,000	98,178
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,599,852

	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 1,051,750	$ 1,058,040
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	1,046,490	991,380
2% 1/15/14	4,023,525	3,927,713
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		5,977,133
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bonds 6.25% 5/15/30	902,000	1,054,142
U.S. Treasury Notes:
4.375% 12/15/10	170,000	166,753
4.75% 5/15/14	4,955,000	4,911,644
6.5% 2/15/10	7,320,000	7,744,048
TOTAL U.S. TREASURY OBLIGATIONS		13,876,587
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,412,394)		26,453,572
U.S. Government Agency - Mortgage Securities - 8.5%

Fannie Mae - 8.0%
3.734% 1/1/35 (j)	23,284	22,861
3.749% 12/1/34 (j)	17,899	17,589
3.752% 10/1/33 (j)	16,826	16,409
3.792% 6/1/34 (j)	81,384	78,710
3.824% 6/1/33 (j)	13,678	13,418
3.825% 1/1/35 (j)	18,595	18,279
3.847% 1/1/35 (j)	39,469	38,798
3.854% 10/1/33 (j)	376,323	368,296
3.869% 1/1/35 (j)	20,146	19,825
3.91% 10/1/34 (j)	16,025	15,798
3.913% 5/1/34 (j)	9,793	9,778
3.917% 12/1/34 (j)	19,693	19,389
3.961% 1/1/35 (j)	17,864	17,597
3.975% 12/1/34 (j)	18,240	17,977
3.98% 12/1/34 (j)	19,626	19,337
3.983% 12/1/34 (j)	89,875	88,705
3.988% 1/1/35 (j)	18,187	17,919
4.004% 12/1/34 (j)	17,721	17,468
4.008% 2/1/35 (j)	19,323	19,039
4.025% 2/1/35 (j)	18,324	18,071
4.043% 10/1/18 (j)	11,820	11,605
4.047% 12/1/34 (j)	19,407	19,145
4.05% 1/1/35 (j)	20,493	20,197
4.051% 1/1/35 (j)	18,664	18,404
4.066% 4/1/33 (j)	7,907	7,804
4.073% 1/1/35 (j)	33,500	33,043
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.09% 2/1/35 (j)	$ 18,661	$ 18,406
4.09% 2/1/35 (j)	19,381	19,107
4.092% 2/1/35 (j)	19,455	19,193
4.107% 2/1/35 (j)	52,520	51,850
4.108% 11/1/34 (j)	15,929	15,731
4.11% 1/1/35 (j)	27,973	27,595
4.122% 1/1/35 (j)	49,279	48,649
4.122% 2/1/35 (j)	36,396	35,906
4.124% 1/1/35 (j)	34,608	34,160
4.144% 1/1/35 (j)	39,613	39,230
4.155% 2/1/35 (j)	18,797	18,555
4.17% 11/1/34 (j)	12,897	12,753
4.176% 1/1/35 (j)	48,603	48,051
4.177% 1/1/35 (j)	18,272	18,047
4.178% 1/1/35 (j)	42,099	40,924
4.188% 10/1/34 (j)	36,398	36,092
4.22% 3/1/34 (j)	15,265	14,953
4.23% 1/1/35 (j)	18,194	17,984
4.25% 2/1/35 (j)	21,337	20,772
4.268% 2/1/35 (j)	17,269	17,083
4.283% 8/1/33 (j)	29,986	29,622
4.284% 3/1/35 (j)	18,989	18,770
4.285% 7/1/34 (j)	13,944	13,889
4.304% 12/1/34 (j)	18,288	18,104
4.313% 5/1/35 (j)	23,040	22,791
4.317% 3/1/33 (j)	13,892	13,527
4.354% 1/1/35 (j)	21,294	20,795
4.36% 2/1/34 (j)	36,944	36,334
4.384% 1/1/35 (j)	18,413	18,249
4.398% 2/1/35 (j)	20,665	20,165
4.4% 5/1/35 (j)	42,387	41,919
4.434% 4/1/34 (j)	24,668	24,404
4.436% 3/1/35 (j)	21,350	20,875
4.437% 10/1/34 (j)	79,225	78,585
4.464% 8/1/34 (j)	53,383	52,544
4.481% 1/1/35 (j)	15,566	15,446
4.496% 3/1/35 (j)	44,726	43,748
4.5% 10/1/18 to 10/1/33	6,616,119	6,228,280
4.505% 8/1/34 (j)	86,953	86,959
4.521% 3/1/35 (j)	45,289	44,330
4.524% 2/1/35 (j)	241,748	238,444
4.536% 2/1/35 (j)	107,489	106,700
4.543% 2/1/35 (j)	14,903	14,797
4.545% 7/1/35 (j)	42,839	42,417
4.549% 2/1/35 (j)	16,765	16,633
4.584% 2/1/35 (j)	48,264	47,362
4.588% 2/1/35 (j)	156,000	152,992

	Principal Amount	Value
4.636% 11/1/34 (j)	$ 51,304	$ 50,444
4.667% 11/1/34 (j)	57,552	56,680
4.683% 3/1/35 (j)	132,915	132,163
4.704% 3/1/35 (j)	20,208	19,864
4.727% 1/1/35 (j)	45,965	45,762
4.73% 7/1/34 (j)	47,991	47,365
4.741% 10/1/34 (j)	62,438	61,604
4.79% 12/1/34 (j)	37,261	36,750
4.801% 12/1/32 (j)	17,733	17,668
4.809% 12/1/34 (j)	18,270	18,022
4.811% 6/1/35 (j)	78,099	77,642
4.854% 11/1/34 (j)	31,996	31,631
4.874% 10/1/34 (j)	185,608	183,578
5% 11/1/17 to 8/1/35	7,357,514	7,090,746
5.079% 9/1/34 (j)	140,338	139,475
5.107% 5/1/35 (j)	101,720	101,683
5.18% 5/1/35 (j)	40,084	39,845
5.195% 6/1/35 (j)	82,380	82,459
5.221% 5/1/35 (j)	174,214	173,354
5.5% 2/1/11 to 7/1/35	9,135,603	8,937,348
6% 7/1/13 to 4/1/36	2,072,786	2,086,470
6.5% 6/1/15 to 7/1/32	1,107,972	1,135,879
7% 12/1/24 to 2/1/28	89,224	92,579
7.5% 10/1/26 to 8/1/28	341,250	358,408
TOTAL FANNIE MAE		30,006,602
Freddie Mac - 0.3%
4.055% 12/1/34 (j)	17,476	17,176
4.106% 12/1/34 (j)	17,246	16,968
4.159% 1/1/35 (j)	71,744	70,661
4.273% 3/1/35 (j)	18,798	18,527
4.294% 5/1/35 (j)	40,375	39,833
4.303% 12/1/34 (j)	40,669	39,534
4.355% 2/1/35 (j)	52,371	51,681
4.361% 3/1/35 (j)	44,695	43,460
4.38% 2/1/35 (j)	40,826	39,725
4.437% 2/1/34 (j)	25,232	24,784
4.446% 3/1/35 (j)	23,144	22,524
4.481% 3/1/35 (j)	21,845	21,295
4.486% 3/1/35 (j)	145,733	143,336
4.5% 5/1/19	48,031	45,888
4.555% 2/1/35 (j)	41,805	40,808
5.009% 4/1/35 (j)	132,690	132,088
5.154% 4/1/35 (j)	82,822	82,022
5.311% 8/1/33 (j)	16,090	16,143
5.346% 6/1/35 (j)	81,797	81,428
6% 5/1/33	209,692	210,355
7.5% 1/1/27	22,807	24,009
TOTAL FREDDIE MAC		1,182,245
Government National Mortgage Association - 0.2%
6.5% 10/15/27 to 9/15/32	323,388	336,697
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
7% 1/15/28 to 7/15/32	$ 240,965	$ 250,997
7.5% 6/15/27 to 3/15/28	107,347	113,711
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		701,405
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,656,666)		31,890,252
Asset-Backed Securities - 1.0%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.3181% 2/25/34 (j)	50,000	50,164
Class M2, 5.9181% 2/25/34 (j)	50,000	50,349
Series 2005-SD1 Class A1, 5.2181% 11/25/50 (j)	33,322	33,363
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (f)	200,000	194,788
American Express Credit Account Master Trust Series 2001-6 Class B, 5.0988% 12/15/08 (j)	200,000	200,026
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	5,000	4,982
Class B1, 5.2% 3/6/11	15,000	14,976
Class C1, 5.28% 11/6/11	80,000	79,575
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.2481% 4/25/34 (j)	25,000	25,000
Class M2, 5.2981% 4/25/34 (j)	25,000	25,000
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.9181% 1/25/32 (j)	11,940	11,979
Argent Securities, Inc. Series 2004-W5 Class M1, 5.4181% 4/25/34 (j)	75,000	75,088
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	40,000	39,828
Class B, 5.26% 10/15/10	40,000	39,710
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	125,000	120,318
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (f)	71,131	69,775
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	140,000	139,650

	Principal Amount	Value
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	$ 195,000	$ 190,616
Series 2006-B2 Class B2, 5.15% 3/7/11	95,000	94,436
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	100,000	99,758
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.3181% 5/25/34 (j)	140,000	140,461
Series 2004-3 Class M1, 5.3181% 6/25/34 (j)	25,000	25,092
Series 2004-4:
Class A, 5.1881% 8/25/34 (j)	24,733	24,758
Class M1, 5.2981% 7/25/34 (j)	75,000	75,417
Class M2, 5.3481% 6/25/34 (j)	80,000	80,306
Series 2005-1:
Class MV1, 5.2181% 7/25/35 (j)	60,000	60,110
Class MV2, 5.2581% 7/25/35 (j)	70,000	70,205
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (f)	97,000	93,552
Class C, 5.074% 6/15/35 (f)	88,000	84,790
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	100,000	99,640
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.3681% 1/25/34 (j)	75,000	75,506
Class M2, 5.9681% 1/25/34 (j)	100,000	101,308
Series 2005-A:
Class M1, 5.2481% 1/25/35 (j)	25,000	25,135
Class M2, 5.2781% 1/25/35 (j)	50,000	50,217
Class M3, 5.3081% 1/25/35 (j)	25,000	25,137
Class M4, 5.4981% 1/25/35 (j)	25,000	25,238
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (j)	38,587	38,632
Class M2, 5.06% 1/20/35 (j)	28,063	28,132
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	85,000	84,822
Series 2006-1:
Class A3, 5.13% 6/15/10	30,000	29,956
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust: - continued
Series 2006-1:
Class B, 5.29% 11/15/12	$ 15,000	$ 14,973
Class C, 5.34% 11/15/12	15,000	14,974
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.3181% 7/25/34 (j)	50,000	49,999
Class M3, 5.7681% 7/25/34 (j)	25,000	25,000
Morgan Stanley ABS Capital I, Inc. Series 2003-NC5 Class M2, 6.8181% 4/25/33 (j)	50,000	50,286
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 5.8681% 11/25/32 (j)	42,118	42,299
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	100,000	22,580
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.3381% 1/25/35 (j)	75,000	75,337
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (f)	195,000	194,573
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.1781% 2/25/34 (j)	13,572	13,572
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	305,000	299,428
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	90,000	89,682
TOTAL ASSET-BACKED SECURITIES (Cost $3,714,012)		3,690,498
Collateralized Mortgage Obligations - 1.0%

Private Sponsor - 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.1481% 5/25/35 (j)	74,875	74,634
Series 2005-2 Class 6A2, 5.0981% 6/25/35 (j)	33,590	33,623
Series 2005-3 Class 8A2, 5.0581% 7/25/35 (j)	178,706	179,045
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6134% 6/25/35 (j)	115,000	111,766
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.0981% 1/25/35 (j)	125,570	125,769

	Principal Amount	Value
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.1881% 4/25/34 (j)	$ 20,942	$ 20,959
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.2569% 12/20/54 (f)(j)	100,000	99,949
Impac CMB Trust floater Series 2005-1:
Class M1, 5.2781% 4/25/35 (j)	50,439	50,532
Class M2, 5.3181% 4/25/35 (j)	77,339	77,471
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9645% 11/25/35 (j)	30,000	29,333
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.9706% 9/26/45 (f)(j)	148,583	148,746
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	15,128	14,967
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 4.79% 7/25/30 (j)	130,480	130,293
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.1081% 7/25/35 (j)	94,003	94,092
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	20,803	20,995
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (j)	85,916	85,827
Series 2005-2 Class A2, 5.19% 3/20/35 (j)	100,276	100,244
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.0881% 10/25/35 (j)	180,416	180,060
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (j)	25,000	24,673
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.0081% 10/25/45 (j)	171,188	171,021
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (j)	228,113	222,722
Series 2005-AR12 Class 2A6, 4.3204% 7/25/35 (j)	238,669	232,153
Series 2005-AR4 Class 2A2, 4.5302% 4/25/35 (j)	194,913	189,719
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (j)	103,425	101,667
TOTAL PRIVATE SPONSOR		2,520,260
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.3%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	$ 490,000	$ 471,828
Class KD, 4.5% 7/25/18	170,000	160,515
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class LD, 4.5% 3/15/17	560,000	534,094
Series 2885 Class PC, 4.5% 3/15/18	165,000	158,767
TOTAL U.S. GOVERNMENT AGENCY		1,325,204
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,922,473)		3,845,464
Commercial Mortgage Securities - 1.1%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.6% 7/14/11 (f)(j)	100,000	99,590
Class D, 6.48% 7/14/11 (f)(j)	100,000	99,661
Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 5.1781% 4/25/34 (f)(j)	71,269	71,358
Series 2004-3 Class A1, 5.1881% 1/25/35 (f)(j)	129,842	130,166
COMM:
floater Series 2002-FL7 Class D, 5.3188% 11/15/14 (f)(j)	10,286	10,306
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (f)(j)(l)	288,484	9,376
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	249,612	261,921
Series 2000-C1 Class A2, 7.545% 4/15/62	500,000	533,565
Series 2004-C1 Class A3, 4.321% 1/15/37	95,000	90,426
Series 1997-C2 Class D, 7.27% 1/17/35	150,000	156,351
Series 2004-C1 Class ASP, 0.9364% 1/15/37 (f)(j)(l)	1,384,043	44,119
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	538,389
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	121,604

	Principal Amount	Value
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 6.9704% 4/13/31 (j)	$ 120,000	$ 123,349
Series 2006-GG6 Class A2, 5.506% 4/10/38 (j)	130,000	130,450
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	240,665
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class B, 6.512% 6/15/36	75,000	78,640
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	110,000	100,350
Class C, 4.13% 11/20/37 (f)	110,000	97,201
Merrill Lynch Mortgage Trust sequential pay Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	205,795
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	105,000	100,247
Series 2005-IQ9 Class X2, 1.0816% 7/15/56 (f)(j)(l)	1,257,158	55,955
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	80,000	102,368
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	500,000	509,261
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	165,000	160,559
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,048,403)		4,071,672
Foreign Government and Government Agency Obligations - 0.2%

Israeli State 4.625% 6/15/13	30,000	28,184
United Mexican States:
5.625% 1/15/17	300,000	290,550
5.875% 1/15/14	30,000	29,790
6.75% 9/27/34	270,000	278,775
7.5% 4/8/33	175,000	195,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $789,106)		823,124
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (j)	$ 145,000	$ 143,018
TOTAL PREFERRED SECURITIES (Cost $145,000)		143,018
Fixed-Income Funds - 3.9%
	Shares
Fidelity Ultra-Short Central Fund (k) (Cost $14,499,872)	145,742	14,496,957
Money Market Funds - 0.2%

Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c) (Cost $712,028)	712,028	712,028
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations), in a joint trading account at 4.54%, dated 3/31/06 due 4/3/06 (Cost $5,372,000)	$ 5,374,034	5,372,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $338,710,102)	372,073,003
NET OTHER ASSETS - 0.6%	2,181,307
NET ASSETS - 100%	$ 374,254,310
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 50,000	$ 170
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	30,000	532
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	30,000	411
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	121,000	227
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 121,000	$ 156
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	100,000	944
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	70,000	521
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)	June 2010	500,000	(690)

	Expiration Date	Notional Amount	Value

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Morgan Stanley, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)

	June 2010	$ 1,000,000	$ (1,380)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)	March 2010	248,000	1,503
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)	June 2015	500,000	(1,210)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)	March 2015	248,000	1,597
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 120,000	$ 292
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	100,000	112
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	150,000	168
TOTAL CREDIT DEFAULT SWAPS		3,388,000	3,353
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	250,000	(7,668)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	250,000	(10,035)

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	$ 1,000,000	$ (31,880)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	6,000,000	11,280
TOTAL INTEREST RATE SWAPS		7,500,000	(38,303)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	2,000,000	(40,231)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	1,430,000	(15,314)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	500,000	(7,091)
TOTAL TOTAL RETURN SWAPS		3,930,000	(62,636)
		$ 14,818,000	$ (97,586)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,171,278 or 1.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $445,843 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Education Realty Trust, Inc.	9/29/05	$ 70,496
Inverness Medical Innovations, Inc.	2/8/06	$ 157,957
SXR Uranium One, Inc.	2/7/06	$ 201,595
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 131,121
Fidelity Securities Lending Cash Central Fund	5,189
Fidelity Ultra-Short Central Fund	173,605
Total	$ 309,915

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 14,495,499	$ -	$ -	$ 14,496,957	0.2%
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $338,846,621. Net unrealized appreciation aggregated $33,226,382, of which $42,039,688 related to appreciated investment securities and $8,813,306 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2006

1.799855.102

VIPDCA-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.3%
Goodyear Tire & Rubber Co. (a)	27,600	$ 399,648
Johnson Controls, Inc.	12,400	941,532
		1,341,180
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	6,499	341,262
Career Education Corp. (a)	6,700	252,791
Corinthian Colleges, Inc. (a)	13,300	191,520
		785,573
Hotels, Restaurants & Leisure - 2.5%
Ambassadors Group, Inc.	8,900	226,060
Six Flags, Inc. (a)	40,400	411,272
Starbucks Corp. (a)	29,100	1,095,324
Vail Resorts, Inc. (a)	2,500	95,550
Wynn Resorts Ltd. (a)(d)	11,100	853,035
		2,681,241
Household Durables - 0.6%
Ethan Allen Interiors, Inc.	1,300	54,626
Garmin Ltd.	1,300	103,259
Koninklijke Philips Electronics NV (NY Shares)	13,900	467,735
		625,620
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)	13,500	475,065
Leisure Equipment & Products - 0.2%
SCP Pool Corp.	5,200	243,932
Media - 4.7%
Carmike Cinemas, Inc.	2,866	69,157
Discovery Holding Co. Class A (a)	23,326	349,890
Grupo Televisa SA de CV (CPO) sponsored ADR	20,400	405,960
Lamar Advertising Co. Class A (a)	9,300	489,366
Meredith Corp.	2,000	111,580
Regal Entertainment Group Class A	3,600	67,716
The New York Times Co. Class A	15,700	397,367
The Walt Disney Co.	116,000	3,235,240
		5,126,276
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	7,900	210,140
Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A	44,800	2,611,840
American Eagle Outfitters, Inc.	17,400	519,564
Chico's FAS, Inc. (a)	9,500	386,080
Cost Plus, Inc. (a)	17,970	307,287
Eddie Bauer Holdings, Inc. (a)	8,500	109,650
Gymboree Corp. (a)	20,900	544,236
Maidenform Brands, Inc.	17,200	189,372

	Shares	Value
Urban Outfitters, Inc. (a)	24,400	$ 598,776
Wet Seal, Inc. Class A (a)	53,700	357,105
		5,623,910
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc. (a)	3,000	202,470
Crocs, Inc.	10,450	262,818
Deckers Outdoor Corp. (a)(d)	9,700	393,238
Wolverine World Wide, Inc.	6,400	141,632
		1,000,158
TOTAL CONSUMER DISCRETIONARY		18,113,095
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Hansen Natural Corp. (a)	2,004	252,604
Food Products - 0.5%
Archer-Daniels-Midland Co.	15,600	524,940
Tobacco - 0.4%
Reynolds American, Inc.	3,500	369,250
TOTAL CONSUMER STAPLES		1,146,794
ENERGY - 9.1%
Energy Equipment & Services - 5.2%
BJ Services Co.	23,500	813,100
Grant Prideco, Inc. (a)	25,180	1,078,711
National Oilwell Varco, Inc. (a)	14,388	922,559
Pride International, Inc. (a)	21,890	682,530
Schlumberger Ltd. (NY Shares)	17,000	2,151,690
		5,648,590
Oil, Gas & Consumable Fuels - 3.9%
Arch Coal, Inc.	12,700	964,438
Cameco Corp.	45,800	1,647,341
Peabody Energy Corp.	18,100	912,421
Valero Energy Corp.	11,700	699,426
		4,223,626
TOTAL ENERGY		9,872,216
FINANCIALS - 6.8%
Capital Markets - 5.8%
E*TRADE Financial Corp. (a)	31,100	839,078
Janus Capital Group, Inc.	13,250	307,003
Jefferies Group, Inc.	3,000	175,500
Lehman Brothers Holdings, Inc.	3,900	563,667
Merrill Lynch & Co., Inc.	21,700	1,709,092
Morgan Stanley	35,200	2,211,264
TD Ameritrade Holding Corp.	20,830	434,722
		6,240,326
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,300	$ 581,750
Clayton Holdings, Inc.	3,300	69,564
		651,314
Insurance - 0.4%
Brown & Brown, Inc.	1,200	39,840
Covanta Holding Corp. (a)	6,900	115,023
RLI Corp.	1,500	85,950
Willis Group Holdings Ltd.	5,800	198,708
		439,521
TOTAL FINANCIALS		7,331,161
HEALTH CARE - 8.9%
Biotechnology - 2.5%
Biogen Idec, Inc. (a)	36,300	1,709,730
Charles River Laboratories International, Inc. (a)	7,100	348,042
Cytogen Corp. (a)	3,300	11,946
Gilead Sciences, Inc. (a)	7,000	435,540
Origin Agritech Ltd. (a)	1,700	29,172
Pharmion Corp. (a)	7,100	127,942
		2,662,372
Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	5,100	531,726
Aspect Medical Systems, Inc. (a)	4,900	134,456
Cytyc Corp. (a)	15,000	422,700
Intuitive Surgical, Inc. (a)	3,813	449,934
Thermo Electron Corp. (a)	14,250	528,533
		2,067,349
Health Care Providers & Services - 2.6%
American Retirement Corp. (a)	11,600	297,192
Brookdale Senior Living, Inc.	6,100	230,275
Healthways, Inc. (a)	2,600	132,444
Omnicare, Inc.	3,800	208,962
UnitedHealth Group, Inc.	27,328	1,526,542
VCA Antech, Inc. (a)	12,600	358,848
Vital Images, Inc. (a)	2,076	70,750
		2,825,013
Pharmaceuticals - 1.9%
Allergan, Inc.	8,800	954,800
Elan Corp. PLC sponsored ADR (a)	73,200	1,057,008
		2,011,808
TOTAL HEALTH CARE		9,566,542
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	10,300	440,531

	Shares	Value
Airlines - 2.7%
AMR Corp. (a)	36,400	$ 984,620
Continental Airlines, Inc. Class B (a)	24,000	645,600
Ryanair Holdings PLC sponsored ADR (a)	10,300	563,410
UAL Corp. (a)	9,600	383,328
US Airways Group, Inc. (a)	8,000	320,000
		2,896,958
Building Products - 0.0%
Kingspan Group PLC (Ireland)	4,100	62,599
Commercial Services & Supplies - 1.0%
Advisory Board Co. (a)	1,900	105,963
Allied Waste Industries, Inc. (a)	13,500	165,240
Corporate Executive Board Co.	3,200	322,880
Synagro Technologies, Inc.	2,446	12,230
Waste Management, Inc.	14,700	518,910
		1,125,223
Construction & Engineering - 1.8%
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	6,141	224,761
Granite Construction, Inc.	6,507	316,761
McDermott International, Inc. (a)	17,700	963,765
Quanta Services, Inc. (a)	18,900	302,778
Shaw Group, Inc. (a)	3,500	106,400
		1,914,465
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR (a)	75,300	945,015
Rockwell Automation, Inc.	22,700	1,632,357
		2,577,372
Industrial Conglomerates - 0.3%
Siemens AG sponsored ADR	3,000	279,510
Machinery - 3.3%
Caterpillar, Inc.	10,600	761,186
Deere & Co.	15,900	1,256,895
Flow International Corp. (a)	13,500	177,795
Flowserve Corp. (a)	6,100	355,874
Joy Global, Inc.	200	11,954
Pentair, Inc.	24,900	1,014,675
		3,578,379
Road & Rail - 3.3%
Burlington Northern Santa Fe Corp.	11,600	966,628
Canadian National Railway Co.	9,900	448,667
Norfolk Southern Corp.	29,300	1,584,251
Union Pacific Corp.	6,300	588,105
		3,587,651
Trading Companies & Distributors - 1.9%
Fastenal Co.	6,138	290,573
Finning International, Inc.	21,400	707,408
Interline Brands, Inc. (a)	7,400	186,702
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
MSC Industrial Direct Co., Inc. Class A	3,200	$ 172,864
WESCO International, Inc. (a)	9,900	673,299
		2,030,846
TOTAL INDUSTRIALS		18,493,534
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 9.4%
Alcatel SA sponsored ADR (a)	70,500	1,085,700
CIENA Corp. (a)	34,900	181,829
CommScope, Inc. (a)	20,900	596,695
Corning, Inc. (a)	25,900	696,969
Finisar Corp. (a)	52,738	261,053
JDS Uniphase Corp. (a)	47,900	199,743
Motorola, Inc.	154,200	3,532,719
Nortel Networks Corp. (a)	25,400	77,473
Oplink Communications, Inc. (a)	7,100	123,114
QUALCOMM, Inc.	61,300	3,102,393
Sycamore Networks, Inc. (a)	61,100	287,170
		10,144,858
Computers & Peripherals - 1.5%
Apple Computer, Inc. (a)	24,200	1,517,824
Diebold, Inc.	2,700	110,970
		1,628,794
Electronic Equipment & Instruments - 0.3%
Aeroflex, Inc. (a)	23,300	319,909
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	7,000	230,230
DealerTrack Holdings, Inc.	3,359	71,580
eBay, Inc. (a)	24,100	941,346
Equinix, Inc. (a)	4,900	314,678
Google, Inc. Class A (sub. vtg.) (a)	3,163	1,233,570
iPass, Inc. (a)	9,884	79,171
Yahoo!, Inc. (a)	25,087	809,307
		3,679,882
IT Services - 0.6%
Electronic Data Systems Corp.	19,500	523,185
Paychex, Inc.	3,100	129,146
		652,331
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	70,700	2,344,412
ARM Holdings PLC sponsored ADR	6,200	42,718
ATI Technologies, Inc. (a)	38,204	656,373
Atmel Corp. (a)	8,400	39,648

	Shares	Value
Broadcom Corp. Class A (a)	50,300	$ 2,170,948
Ikanos Communications, Inc.	21,200	417,852
Integrated Device Technology, Inc. (a)	12,300	182,778
Marvell Technology Group Ltd. (a)	3,700	200,170
Omnivision Technologies, Inc. (a)	2,400	72,480
Texas Instruments, Inc.	23,800	772,786
		6,900,165
Software - 0.0%
Aspen Technology, Inc. (a)	5,400	68,310
TOTAL INFORMATION TECHNOLOGY		23,394,249
MATERIALS - 4.7%
Chemicals - 3.0%
Airgas, Inc.	12,800	500,352
Arch Chemicals, Inc.	2,100	63,840
Monsanto Co.	23,300	1,974,675
Syngenta AG sponsored ADR	25,500	716,805
		3,255,672
Metals & Mining - 1.7%
Allegheny Technologies, Inc.	23,100	1,413,258
Carpenter Technology Corp.	1,100	103,972
United States Steel Corp.	5,700	345,876
		1,863,106
TOTAL MATERIALS		5,118,778
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.0%
Cbeyond Communications, Inc.	1,900	33,535
Qwest Communications International, Inc. (a)	313,700	2,133,160
		2,166,695
Wireless Telecommunication Services - 3.4%
America Movil SA de CV Series L sponsored ADR	13,900	476,214
American Tower Corp. Class A (a)	47,500	1,440,200
Centennial Communications Corp. Class A	11,200	82,096
Dobson Communications Corp. Class A (a)	142,400	1,142,048
NII Holdings, Inc. (a)	9,400	554,318
		3,694,876
TOTAL TELECOMMUNICATION SERVICES		5,861,571
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Mirant Corp. (a)	10,000	250,000
TOTAL COMMON STOCKS (Cost $84,057,898)		99,147,940
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b)	8,991,403	$ 8,991,403
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	1,184,050	1,184,050
TOTAL MONEY MARKET FUNDS (Cost $10,175,453)		10,175,453
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $94,233,351)	109,323,393
NET OTHER ASSETS - (1.0)%	(1,126,678)
NET ASSETS - 100%	$ 108,196,715
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,965
Fidelity Securities Lending Cash Central Fund	6,598
Total	$ 93,563
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $94,264,051. Net unrealized appreciation aggregated $15,059,342, of which $16,249,717 related to appreciated investment securities and $1,190,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2006

1.799851.102

VIPGI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
General Motors Corp. (d)	127,500	$ 2,711,925
Hotels, Restaurants & Leisure - 1.1%
Ctrip.com International Ltd. sponsored ADR	20,000	1,654,000
Sonic Corp. (a)	180,900	6,355,017
Starbucks Corp. (a)	190,200	7,159,128
Wynn Resorts Ltd. (a)	35,400	2,720,490
		17,888,635
Household Durables - 0.4%
Beazer Homes USA, Inc.	300	19,710
Sharp Corp.	405,000	7,173,470
		7,193,180
Media - 1.8%
Clear Channel Communications, Inc.	85,000	2,465,850
E.W. Scripps Co. Class A	126,200	5,642,402
Lamar Advertising Co. Class A (a)	74,200	3,904,404
News Corp. Class B	467,100	8,202,276
The Walt Disney Co.	150,300	4,191,867
Time Warner, Inc.	137,200	2,303,588
Univision Communications, Inc. Class A (a)	96,500	3,326,355
		30,036,742
Multiline Retail - 1.7%
JCPenney Co., Inc.	84,600	5,110,686
Kohl's Corp. (a)	106,000	5,619,060
Target Corp.	322,200	16,757,622
		27,487,368
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (a)	126,600	4,861,440
Best Buy Co., Inc.	205,400	11,488,022
Esprit Holdings Ltd.	288,000	2,241,895
Home Depot, Inc.	269,700	11,408,310
Lowe's Companies, Inc.	104,200	6,714,648
PETsMART, Inc.	160,000	4,502,400
Staples, Inc.	409,502	10,450,491
Tiffany & Co., Inc.	121,900	4,576,126
TJX Companies, Inc.	131,000	3,251,420
		59,494,752
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	2,000	81,960
TOTAL CONSUMER DISCRETIONARY		144,894,562
CONSUMER STAPLES - 4.9%
Beverages - 1.0%
PepsiCo, Inc.	277,200	16,019,388
Food & Staples Retailing - 0.9%
CVS Corp.	347,100	10,367,877

	Shares	Value
Safeway, Inc.	80,000	$ 2,009,600
Sysco Corp.	81,000	2,596,050
		14,973,527
Food Products - 0.7%
Nestle SA sponsored ADR	158,900	11,504,360
Household Products - 1.1%
Colgate-Palmolive Co.	329,600	18,820,160
Procter & Gamble Co.	1,700	97,954
		18,918,114
Tobacco - 1.2%
Altria Group, Inc.	272,860	19,334,860
TOTAL CONSUMER STAPLES		80,750,249
ENERGY - 9.0%
Energy Equipment & Services - 4.4%
Cooper Cameron Corp. (a)	319,400	14,079,152
ENSCO International, Inc.	137,900	7,094,955
Halliburton Co.	341,800	24,958,236
Schlumberger Ltd. (NY Shares)	152,400	19,289,268
Smith International, Inc.	164,200	6,397,232
		71,818,843
Oil, Gas & Consumable Fuels - 4.6%
ConocoPhillips	282,600	17,846,190
Exxon Mobil Corp.	618,600	37,647,996
Peabody Energy Corp.	190,400	9,598,064
Valero Energy Corp.	162,100	9,690,338
		74,782,588
TOTAL ENERGY		146,601,431
FINANCIALS - 18.4%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	136,000	6,128,160
Charles Schwab Corp.	226,900	3,904,949
Franklin Resources, Inc.	37,600	3,543,424
Goldman Sachs Group, Inc.	37,200	5,838,912
Investors Financial Services Corp.	111,300	5,216,631
Merrill Lynch & Co., Inc.	89,300	7,033,268
Nomura Holdings, Inc. sponsored ADR	287,300	6,369,441
State Street Corp.	228,200	13,790,126
TD Ameritrade Holding Corp.	165,000	3,443,550
		55,268,461
Commercial Banks - 4.5%
Bank of America Corp.	552,500	25,160,850
Mitsui Trust Holdings, Inc.	125,000	1,827,507
Mizuho Financial Group, Inc.	85	695,366
Nishi-Nippon City Bank Ltd.	211,000	1,150,762
Standard Chartered PLC (United Kingdom)	236,800	5,890,634
Sumitomo Mitsui Financial Group, Inc.	334	3,688,570
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	302,200	$ 16,938,310
Wells Fargo & Co.	295,500	18,873,585
		74,225,584
Consumer Finance - 1.3%
American Express Co.	196,000	10,299,800
Capital One Financial Corp. (d)	140,700	11,329,164
		21,628,964
Diversified Financial Services - 0.3%
Citigroup, Inc.	61,500	2,904,645
NETeller PLC (a)	146,600	1,865,430
		4,770,075
Insurance - 6.8%
AFLAC, Inc.	55,000	2,482,150
American International Group, Inc.	681,905	45,067,101
Berkshire Hathaway, Inc. Class A (a)	78	7,047,300
Endurance Specialty Holdings Ltd.	59,300	1,930,215
Everest Re Group Ltd.	69,100	6,451,867
Fidelity National Financial, Inc.	190,000	6,750,700
Fidelity National Title Group, Inc. Class A (d)	70,000	1,593,900
Hartford Financial Services Group, Inc.	155,600	12,533,580
Lincoln National Corp.	42,800	2,336,452
National Financial Partners Corp.	98,900	5,589,828
PartnerRe Ltd.	26,400	1,639,176
Prudential Financial, Inc.	113,900	8,634,759
PXRE Group Ltd.	122,800	401,556
W.R. Berkley Corp.	89,400	5,190,564
XL Capital Ltd. Class A	49,100	3,147,801
		110,796,949
Real Estate - 0.4%
Equity Residential (SBI)	103,000	4,819,370
Vornado Realty Trust	15,900	1,526,400
		6,345,770
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	52,300	1,919,410
Freddie Mac	138,400	8,442,400
Golden West Financial Corp., Delaware	152,800	10,375,120
Hudson City Bancorp, Inc.	410,000	5,448,900
Washington Mutual, Inc.	44,400	1,892,328
		28,078,158
TOTAL FINANCIALS		301,113,961
HEALTH CARE - 16.6%
Biotechnology - 3.7%
Affymetrix, Inc. (a)	178,400	5,874,712
Alexion Pharmaceuticals, Inc. (a)	12,800	453,376
Amgen, Inc. (a)	188,500	13,713,375
Biogen Idec, Inc. (a)	81,900	3,857,490

	Shares	Value
Cephalon, Inc. (a)	41,800	$ 2,518,450
Charles River Laboratories International, Inc. (a)	100,200	4,911,804
Genentech, Inc. (a)	37,200	3,143,772
Gilead Sciences, Inc. (a)	86,300	5,369,586
Invitrogen Corp. (a)	144,800	10,154,824
MedImmune, Inc. (a)	60,000	2,194,800
PDL BioPharma, Inc. (a)	246,500	8,085,200
		60,277,389
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	27,900	2,908,854
Baxter International, Inc.	234,500	9,100,945
Becton, Dickinson & Co.	143,400	8,830,572
Boston Scientific Corp. (a)	39,600	912,780
C.R. Bard, Inc.	26,619	1,805,034
Cooper Companies, Inc.	82,668	4,466,552
DJ Orthopedics, Inc. (a)	60,600	2,409,456
Millipore Corp. (a)	22,900	1,673,074
St. Jude Medical, Inc. (a)	59,970	2,458,770
Waters Corp. (a)	76,800	3,313,920
		37,879,957
Health Care Providers & Services - 4.0%
Aetna, Inc.	222,400	10,928,736
American Retirement Corp. (a)	61,900	1,585,878
Brookdale Senior Living, Inc.	18,200	687,050
Cardinal Health, Inc.	76,300	5,685,876
Chemed Corp.	9,500	563,730
Emdeon Corp. (a)	187,300	2,022,840
Healthways, Inc. (a)	49,400	2,516,436
Henry Schein, Inc. (a)	140,600	6,729,116
I-trax, Inc. (a)	249,800	846,822
IMS Health, Inc.	99,100	2,553,807
UnitedHealth Group, Inc.	574,100	32,069,226
		66,189,517
Pharmaceuticals - 6.6%
Johnson & Johnson	699,300	41,412,546
Merck & Co., Inc.	86,600	3,050,918
Novartis AG sponsored ADR	115,400	6,397,776
Pfizer, Inc.	825,500	20,571,460
Roche Holding AG (participation certificate)	61,260	9,119,931
Sepracor, Inc. (a)	60,000	2,928,600
Teva Pharmaceutical Industries Ltd. sponsored ADR	120,400	4,958,072
Wyeth	385,700	18,714,164
		107,153,467
TOTAL HEALTH CARE		271,500,330
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.7%
Aviall, Inc. (a)	277,200	10,555,776
EDO Corp.	176,100	5,432,685
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	382,100	$ 16,342,417
The Boeing Co.	62,000	4,831,660
United Technologies Corp.	412,300	23,901,031
		61,063,569
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	20,494	1,770,477
FedEx Corp.	91,400	10,322,716
		12,093,193
Airlines - 0.4%
Southwest Airlines Co.	161,300	2,901,787
UAL Corp. (a)	94,700	3,781,371
		6,683,158
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	90,000	2,658,600
Robert Half International, Inc.	58,000	2,239,380
Services Acquisition Corp. International (a)	156,600	1,600,452
		6,498,432
Construction & Engineering - 0.9%
McDermott International, Inc. (a)	279,000	15,191,550
Electrical Equipment - 0.2%
Evergreen Solar, Inc. (a)	50,000	770,000
Suntech Power Holdings Co. Ltd. sponsored ADR	63,300	2,341,467
		3,111,467
Industrial Conglomerates - 5.0%
3M Co.	34,600	2,618,874
General Electric Co.	2,193,200	76,279,496
Tyco International Ltd.	94,700	2,545,536
		81,443,906
Machinery - 1.5%
Danaher Corp.	125,100	7,950,105
Deere & Co.	147,100	11,628,255
Pentair, Inc.	133,000	5,419,750
		24,998,110
Road & Rail - 1.5%
Laidlaw International, Inc.	165,800	4,509,760
Landstar System, Inc.	82,900	3,657,548
Norfolk Southern Corp.	310,000	16,761,700
		24,929,008
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	16,800	536,760
TOTAL INDUSTRIALS		236,549,153

	Shares	Value
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 5.1%
Alcatel SA sponsored ADR (a)	214,600	$ 3,304,840
Cisco Systems, Inc. (a)	1,095,500	23,739,485
Comverse Technology, Inc. (a)	108,065	2,542,769
Corning, Inc. (a)	537,700	14,469,507
Juniper Networks, Inc. (a)	196,500	3,757,080
Lucent Technologies, Inc. (a)	1,680,400	5,125,220
Motorola, Inc.	276,000	6,323,160
Nortel Networks Corp. (a)	1,343,200	4,096,935
QUALCOMM, Inc.	286,300	14,489,643
Research In Motion Ltd. (a)	57,300	4,863,832
		82,712,471
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	199,000	12,481,280
Dell, Inc. (a)	150,100	4,466,976
EMC Corp. (a)	1,106,100	15,076,143
Hewlett-Packard Co.	180,900	5,951,610
Sun Microsystems, Inc. (a)	653,900	3,354,507
		41,330,516
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	297,014	11,152,876
Internet Software & Services - 2.0%
eBay, Inc. (a)	189,400	7,397,964
Google, Inc. Class A (sub. vtg.) (a)	41,700	16,263,000
Homestore, Inc. (a)	73,600	482,816
Yahoo!, Inc. (a)	289,100	9,326,366
		33,470,146
IT Services - 0.9%
First Data Corp.	184,000	8,614,880
Paychex, Inc.	147,800	6,157,348
		14,772,228
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp. (a)	196,600	4,057,824
Analog Devices, Inc.	104,100	3,985,989
Applied Materials, Inc.	566,100	9,912,411
ASML Holding NV (NY Shares) (a)	900	18,333
Freescale Semiconductor, Inc. Class A (a)	138,100	3,840,561
Intel Corp.	500	9,675
Lam Research Corp. (a)	49,200	2,115,600
Microchip Technology, Inc.	92,900	3,372,270
National Semiconductor Corp.	218,000	6,069,120
Teradyne, Inc. (a)	79,400	1,231,494
		34,613,277
Software - 5.9%
Adobe Systems, Inc.	28,300	988,236
BEA Systems, Inc. (a)	260,000	3,413,800
Cognos, Inc. (a)	87,900	3,419,456
FileNET Corp. (a)	18,600	502,572
Microsoft Corp.	2,941,200	80,030,053
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	311,200	$ 4,260,328
Symantec Corp. (a)	249,700	4,202,451
		96,816,896
TOTAL INFORMATION TECHNOLOGY		314,868,410
MATERIALS - 3.0%
Chemicals - 2.1%
Ashland, Inc.	169,500	12,048,060
Monsanto Co.	96,010	8,136,848
Praxair, Inc.	251,300	13,859,195
		34,044,103
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	206,300	3,583,431
Smurfit-Stone Container Corp. (a)	230,000	3,121,100
		6,704,531
Metals & Mining - 0.5%
Alcoa, Inc.	198,800	6,075,328
Newmont Mining Corp.	49,100	2,547,799
		8,623,127
TOTAL MATERIALS		49,371,761
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	416,200	11,254,048
Qwest Communications International, Inc. (a)	809,500	5,504,600
Verizon Communications, Inc.	119,400	4,066,764
		20,825,412
Wireless Telecommunication Services - 0.9%
Nextel Partners, Inc. Class A (a)	181,600	5,142,912
Sprint Nextel Corp.	355,566	9,187,825
		14,330,737
TOTAL TELECOMMUNICATION SERVICES		35,156,149

	Shares	Value
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	81,700	$ 3,656,892
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	105,900	6,781,836
TOTAL UTILITIES		10,438,728
TOTAL COMMON STOCKS (Cost $1,444,103,100)		1,591,244,734
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 4.77% (b)	47,498,890	47,498,890
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	3,484,150	3,484,150
TOTAL MONEY MARKET FUNDS (Cost $50,983,040)		50,983,040
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,495,086,140)	1,642,227,774
NET OTHER ASSETS - (0.2)%	(3,751,979)
NET ASSETS - 100%	$ 1,638,475,795
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 636,774
Fidelity Securities Lending Cash Central Fund	12,165
Total	$ 648,939
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,498,959,506. Net unrealized appreciation aggregated $143,268,268, of which $166,486,175 related to appreciated investment securities and $23,217,907 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2006

1.799866.102

VIPGRO-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 22.1%
Distributors - 0.0%
Building Material Holding Corp.	7,800	$ 277,992
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	7,000	367,570
Hotels, Restaurants & Leisure - 3.8%
Boyd Gaming Corp.	15,500	774,070
Harrah's Entertainment, Inc.	7,700	600,292
Las Vegas Sands Corp. (a)	190,700	10,805,062
MGM MIRAGE (a)	77,400	3,335,166
Starwood Hotels & Resorts Worldwide, Inc. unit	28,800	1,950,624
Wynn Resorts Ltd. (a)(d)	92,100	7,077,885
		24,543,099
Household Durables - 8.1%
D.R. Horton, Inc.	537,733	17,863,490
Garmin Ltd. (d)	7,300	579,839
Harman International Industries, Inc.	26,000	2,889,380
KB Home	347,600	22,587,048
Pulte Homes, Inc.	58,200	2,236,044
Ryland Group, Inc.	56,500	3,921,100
Toll Brothers, Inc. (a)	68,100	2,358,303
		52,435,204
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)	6,129	215,680
Coldwater Creek, Inc. (a)	29,200	811,760
Submarino SA	2,900	72,728
		1,100,168
Media - 4.6%
Central European Media Enterprises Ltd. Class A (a)	3,500	240,135
Getty Images, Inc. (a)	7,800	584,064
Omnicom Group, Inc.	60,100	5,003,325
The Walt Disney Co.	570,600	15,914,034
Univision Communications, Inc. Class A (a)	222,700	7,676,469
		29,418,027
Multiline Retail - 0.4%
Nordstrom, Inc.	15,500	607,290
Sears Holdings Corp. (a)	15,400	2,036,496
		2,643,786
Specialty Retail - 4.8%
Best Buy Co., Inc.	162,000	9,060,660
Chico's FAS, Inc. (a)	222,800	9,054,592
Circuit City Stores, Inc.	240,500	5,887,440
Gamestop Corp. Class B (a)	21,600	935,712
Home Depot, Inc.	22,700	960,210
Lowe's Companies, Inc.	3,400	219,096
New York & Co., Inc. (a)	46,400	693,216
Staples, Inc.	27,095	691,464

	Shares	Value
Urban Outfitters, Inc. (a)	85,000	$ 2,085,900
Zumiez, Inc.	21,623	1,321,165
		30,909,455
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc. (a)	28,000	968,240
Under Armour, Inc. Class A (sub. vtg.)	600	19,440
		987,680
TOTAL CONSUMER DISCRETIONARY		142,682,981
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Whole Foods Market, Inc.	766	50,893
Tobacco - 0.2%
Altria Group, Inc.	14,020	993,457
TOTAL CONSUMER STAPLES		1,044,350
ENERGY - 6.1%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	51,100	3,495,240
BJ Services Co.	108,200	3,743,720
GlobalSantaFe Corp.	14,000	850,500
Grant Prideco, Inc. (a)	14,200	608,328
Halliburton Co.	110,300	8,054,106
National Oilwell Varco, Inc. (a)	28,900	1,853,068
Schlumberger Ltd. (NY Shares)	30,100	3,809,757
Transocean, Inc. (a)	49,000	3,934,700
		26,349,419
Oil, Gas & Consumable Fuels - 2.0%
Amerada Hess Corp.	2,800	398,720
Anadarko Petroleum Corp.	7,000	707,070
Apache Corp.	13,900	910,589
ConocoPhillips	21,600	1,364,040
EnCana Corp.	11,000	513,402
Exxon Mobil Corp.	51,300	3,122,118
Massey Energy Co.	29,200	1,053,244
Plains Exploration & Production Co. (a)	27,800	1,074,192
Valero Energy Corp.	64,400	3,849,832
		12,993,207
TOTAL ENERGY		39,342,626
FINANCIALS - 6.8%
Capital Markets - 3.2%
E*TRADE Financial Corp. (a)	97,600	2,633,248
Goldman Sachs Group, Inc.	2,600	408,096
Lazard Ltd. Class A	49,200	2,177,100
Legg Mason, Inc.	3,600	451,188
Merrill Lynch & Co., Inc.	103,200	8,128,032
optionsXpress Holdings, Inc.	65,700	1,910,556
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TD Ameritrade Holding Corp.	164,210	$ 3,427,063
UBS AG (NY Shares)	12,600	1,385,622
		20,520,905
Commercial Banks - 0.4%
Bank of America Corp.	4,300	195,822
ICICI Bank Ltd. sponsored ADR	23,200	642,176
Standard Chartered PLC (United Kingdom)	34,900	868,172
Wells Fargo & Co.	16,900	1,079,403
		2,785,573
Consumer Finance - 0.2%
American Express Co.	26,700	1,403,085
Diversified Financial Services - 1.4%
IntercontinentalExchange, Inc.	31,950	2,206,148
NETeller PLC (a)	263,148	3,348,459
The Nasdaq Stock Market, Inc. (a)	85,135	3,408,805
		8,963,412
Insurance - 1.6%
ACE Ltd.	75,430	3,923,114
AFLAC, Inc.	25,100	1,132,763
American International Group, Inc.	8,462	559,254
Aspen Insurance Holdings Ltd.	50,800	1,252,728
Axis Capital Holdings Ltd.	22,300	666,770
Genworth Financial, Inc. Class A (non-vtg.)	48,500	1,621,355
Montpelier Re Holdings Ltd.	49,100	800,330
		9,956,314
TOTAL FINANCIALS		43,629,289
HEALTH CARE - 10.9%
Biotechnology - 1.3%
Amgen, Inc. (a)	11,800	858,450
Celgene Corp. (a)	43,400	1,919,148
Cephalon, Inc. (a)	1,500	90,375
Exelixis, Inc. (a)	54,700	656,947
Genentech, Inc. (a)	18,500	1,563,435
Gilead Sciences, Inc. (a)	42,600	2,650,572
Vertex Pharmaceuticals, Inc. (a)	15,500	567,145
		8,306,072
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	23,300	2,429,258
Becton, Dickinson & Co.	21,900	1,348,602
Boston Scientific Corp. (a)	29,300	675,365
C.R. Bard, Inc.	43,000	2,915,830
Foxhollow Technologies, Inc. (a)(d)	10,948	334,461
Intuitive Surgical, Inc. (a)	16,241	1,916,438
Inverness Medical Innovations, Inc. (a)	14,600	419,458
		10,039,412

	Shares	Value
Health Care Providers & Services - 6.1%
Aetna, Inc.	23,200	$ 1,140,048
Nighthawk Radiology Holdings, Inc.	66,900	1,598,241
Omnicare, Inc.	11,600	637,884
UnitedHealth Group, Inc.	578,105	32,292,945
WebMD Health Corp. Class A	4,400	183,216
WellPoint, Inc. (a)	46,100	3,569,523
		39,421,857
Pharmaceuticals - 1.9%
Allergan, Inc.	67,400	7,312,900
Johnson & Johnson	7,400	438,228
Pfizer, Inc.	10,193	254,010
Roche Holding AG (participation certificate)	12,452	1,853,761
Sepracor, Inc. (a)	54,400	2,655,264
		12,514,163
TOTAL HEALTH CARE		70,281,504
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	103,800	4,439,526
Air Freight & Logistics - 0.1%
FedEx Corp.	4,300	485,642
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	6,632	98,220
Commercial Services & Supplies - 0.2%
Robert Half International, Inc.	28,160	1,087,258
Construction & Engineering - 1.2%
Fluor Corp.	91,000	7,807,800
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR (a)	42,600	534,630
Rockwell Automation, Inc.	7,100	510,561
		1,045,191
Industrial Conglomerates - 1.1%
General Electric Co.	197,450	6,867,311
Machinery - 0.1%
Deere & Co.	7,700	608,685
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	30,900	2,574,897
Laidlaw International, Inc.	23,200	631,040
Norfolk Southern Corp.	31,000	1,676,170
		4,882,107
TOTAL INDUSTRIALS		27,321,740
INFORMATION TECHNOLOGY - 44.4%
Communications Equipment - 7.0%
Corning, Inc. (a)	11,600	312,156
F5 Networks, Inc. (a)	29,700	2,152,953
Juniper Networks, Inc. (a)	76,950	1,471,284
Motorola, Inc.	109,500	2,508,645
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR (d)	235,400	$ 4,877,488
Nortel Networks Corp. (a)	231,800	707,020
QUALCOMM, Inc.	206,000	10,425,660
Redback Networks, Inc. (a)	15,500	336,195
Research In Motion Ltd. (a)	253,570	21,523,943
Tellabs, Inc. (a)	61,900	984,210
		45,299,554
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	264,700	16,601,984
Dell, Inc. (a)	14,600	434,496
EMC Corp. (a)	96,500	1,315,295
Hewlett-Packard Co.	61,900	2,036,510
Network Appliance, Inc. (a)	172,800	6,225,984
Sun Microsystems, Inc. (a)	14,600	74,898
		26,689,167
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A	500	19,080
Internet Software & Services - 25.7%
aQuantive, Inc. (a)	14,600	343,684
eBay, Inc. (a)(d)	1,395,300	54,500,418
Google, Inc. Class A (sub. vtg.) (a)	181,800	70,902,000
NHN Corp. (a)	6,181	1,908,501
WebSideStory, Inc. (a)	11,700	201,123
Yahoo! Japan Corp.	7,990	4,873,483
Yahoo!, Inc. (a)	1,022,600	32,989,076
		165,718,285
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	7,700	458,073
First Data Corp.	286,000	13,390,520
Infosys Technologies Ltd. sponsored ADR	7,700	599,522
SRA International, Inc. Class A (a)	13,300	501,809
		14,949,924
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	127,700	4,234,532
Altera Corp. (a)	69,600	1,436,544
Analog Devices, Inc.	78,800	3,017,252
Broadcom Corp. Class A (a)	54,100	2,334,956
Freescale Semiconductor, Inc. Class B (a)	96,286	2,673,862
Intel Corp.	13,810	267,224
Linear Technology Corp.	19,300	677,044
Marvell Technology Group Ltd. (a)	71,000	3,841,100
National Semiconductor Corp.	100,100	2,786,784
Texas Instruments, Inc.	24,800	805,256
		22,074,554
Software - 1.8%
Activision, Inc. (a)	230,566	3,179,505
Ansys, Inc. (a)	17,000	920,550

	Shares	Value
Autodesk, Inc.	51,198	$ 1,972,147
Microsoft Corp.	49,300	1,341,453
Opnet Technologies, Inc. (a)	15,500	166,160
Salesforce.com, Inc. (a)	17,800	646,674
Symantec Corp. (a)	184,378	3,103,082
		11,329,571
TOTAL INFORMATION TECHNOLOGY		286,080,135
MATERIALS - 0.6%
Chemicals - 0.6%
Monsanto Co.	10,900	923,775
Praxair, Inc.	54,300	2,994,645
		3,918,420
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. (a)(d)	108,300	560,994
NeuStar, Inc. Class A	14,600	452,600
		1,013,594
Wireless Telecommunication Services - 3.2%
American Tower Corp. Class A (a)	14,400	436,608
Crown Castle International Corp. (a)	10,800	306,180
SBA Communications Corp. Class A (a)	14,400	337,104
Sprint Nextel Corp.	753,100	19,460,104
		20,539,996
TOTAL TELECOMMUNICATION SERVICES		21,553,590
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	14,400	761,760
TOTAL COMMON STOCKS (Cost $533,608,928)		636,616,395
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b)	1,786,259	$ 1,786,259
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	37,233,189	37,233,189
TOTAL MONEY MARKET FUNDS (Cost $39,019,448)		39,019,448
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $572,628,376)	675,635,843
NET OTHER ASSETS - (4.7)%	(30,596,675)
NET ASSETS - 100%	$ 645,039,168
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 59,307
Fidelity Securities Lending Cash Central Fund	73,509
Total	$ 132,816
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $574,923,928. Net unrealized appreciation aggregated $100,711,915, of which $112,310,760 related to appreciated investment securities and $11,598,845 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2006

1.799869.102

VIPMID-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.5%
BorgWarner, Inc.	100	$ 6,004
China Yuchai International Ltd.	100	765
Continental AG	100	11,009
ElringKlinger AG	200	9,602
Gentex Corp.	100	1,746
IMPCO Technologies, Inc. (a)(e)	1,806,793	11,780,290
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	206
LKQ Corp. (a)	978,009	20,352,367
New Focus Auto Tech Holdings Ltd.	7,084,000	2,350,940
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	46	164
Rico Auto Industries Ltd.	100	204
		34,513,297
Automobiles - 0.4%
Bajaj Auto Ltd.	86	5,307
Denway Motors Ltd.	4,000	1,559
Geely Automobile Holdings Ltd.	59,050,200	5,860,004
Harley-Davidson, Inc.	65,100	3,377,388
Hero Honda Motors Ltd.	94	1,881
Hyundai Motor Co.	91,720	7,712,560
Hyundai Motor Co. GDR (f)	100	4,270
Mahindra & Mahindra Ltd.	169,496	2,388,370
Maruti Udyog Ltd.	481,168	9,453,600
National R.V. Holdings, Inc. (a)	88,000	563,200
Renault SA	100	10,633
Thor Industries, Inc.	200	10,672
		29,389,444
Distributors - 0.0%
China Resources Enterprise Ltd.	2,000	4,124
Educational Development Corp.	100	805
Li & Fung Ltd.	2,000	4,511
		9,440
Diversified Consumer Services - 0.3%
Benesse Corp.	100	3,568
Bright Horizons Family Solutions, Inc. (a)	57	2,208
Concorde Career Colleges, Inc. (a)	100	1,650
Education Management Corp. (a)	139,000	5,782,400
ITT Educational Services, Inc. (a)	218,100	13,969,305
Matthews International Corp. Class A	100	3,826
Princeton Review, Inc. (a)	29	175
Raffles Education Corp. Ltd.	367,000	522,323
Service Corp. International (SCI)	100	780
		20,286,235
Hotels, Restaurants & Leisure - 0.7%
Accor SA	100	5,764
Ambassadors Group, Inc.	200	5,080
BJ's Restaurants, Inc. (a)	100	2,700
Chipotle Mexican Grill, Inc. Class A	4,400	243,716

	Shares	Value
FU JI Food & Catering Services Holdings Ltd.	1,000	$ 2,062
Indian Hotels Co. Ltd.	100	3,052
Krispy Kreme Doughnuts, Inc. (a)	100	898
Kuoni Reisen Holding AG Class B (Reg.)	100	51,848
Life Time Fitness, Inc. (a)	100	4,685
Minor International PCL:
(For. Reg.)	100	21
(For. Reg.) warrants 3/29/08 (a)	10	1
Outback Steakhouse, Inc.	167,400	7,365,600
P.F. Chang's China Bistro, Inc. (a)	100	4,929
Red Robin Gourmet Burgers, Inc. (a)	100	4,720
Ruby Tuesday, Inc.	100	3,208
Ruth's Chris Steak House, Inc.	100	2,381
Shangri-La Asia Ltd.	100	162
Sonic Corp. (a)	252,383	8,866,215
St. Marc Holdings Co. Ltd. (a)	353,700	23,286,539
TAJ GVK Hotels & Resorts Ltd.	717,595	4,286,219
Texas Roadhouse, Inc. Class A (a)	100	1,709
		44,141,509
Household Durables - 1.2%
Alba PLC	26	110
Chitaly Holdings Ltd.	894,000	443,592
Cyrela Brazil Realty SA	39,800	709,374
Daito Trust Construction Co.	93,500	4,876,949
George Wimpey PLC	100	972
Goldcrest Co. Ltd. (d)	427,400	20,622,962
Harman International Industries, Inc.	100	11,113
Joint Corp.	200	6,388
Leggett & Platt, Inc.	380,900	9,282,533
LG Electronics, Inc.	123,160	9,988,685
Makita Corp. sponsored ADR	100	3,056
Nihon Eslead Corp.	262,700	8,324,096
Rational AG	39,471	6,425,824
Samson Holding Ltd.	100	61
Sekisui House Ltd.	661,000	9,860,392
Skyworth Digital Holdings Ltd.	2,052	336
Snap-On, Inc.	100	3,812
Steinhoff International Holdings Ltd.	100	360
Techtronic Industries Co. Ltd.	500	899
The Stanley Works	225,900	11,444,094
William Lyon Homes, Inc. (a)	100	9,568
Woongjin Coway Co. Ltd.	22,600	659,438
		82,674,614
Internet & Catalog Retail - 0.1%
Alloy, Inc. (a)	12,400	166,284
ASKUL Corp.	207,600	5,855,091
Audible, Inc. (a)(d)	204,100	2,145,091
dELiA*s, Inc. (a)	24,800	231,632
NutriSystem, Inc. (a)	100	4,752
		8,402,850
Leisure Equipment & Products - 0.4%
Giant Manufacturing Co. Ltd.	1,053,000	1,927,021
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Jumbo SA	718,516	$ 11,928,066
Li Ning Co. Ltd.	2,000	1,920
MarineMax, Inc. (a)	100	3,352
Mega Bloks, Inc. (a)	100	2,115
Nidec Copal Corp.	100	1,315
SHIMANO, Inc.	100	3,007
Trigano SA	210,800	11,836,946
		25,703,742
Media - 2.4%
Astral Media, Inc. Class A (non-vtg.)	365,800	10,419,207
Astro All Asia Networks PLC	100	129
Austar United Communications Ltd. (a)	100	91
Balaji Telefilms Ltd. (a)	100	415
Central European Media Enterprises Ltd. Class A (a)	100	6,861
Chum Ltd. Class B (non-vtg.)	200	5,095
Clear Media Ltd. (a)	243,000	281,861
E.W. Scripps Co. Class A	375,700	16,797,547
EchoStar Communications Corp. Class A (a)	259,184	7,741,826
Focus Media Holding Ltd. ADR	35,100	2,036,502
Grupo Televisa SA de CV (CPO) sponsored ADR	400	7,960
Harris Interactive, Inc. (a)	2,431,067	13,662,597
IMAX Corp. (a)(d)	283,500	2,877,526
Modern Times Group AB (MTG) (B Shares) (a)	100	4,698
News Corp. Class A	204	3,388
Omnicom Group, Inc.	975,900	81,243,675
Salem Communications Corp. Class A (a)	187,132	2,808,851
Scholastic Corp. (a)	100	2,676
Trader Classified Media NV:
(A Shares)	100	1,358
Class A (NY Shares)	76,800	1,043,186
Univision Communications, Inc. Class A (a)	594,000	20,475,180
Usen Corp.	100	2,383
Zee Telefilms Ltd.	88	473
		159,423,485
Multiline Retail - 0.4%
Don Quijote Co. Ltd.	100	7,552
JCPenney Co., Inc.	100	6,041
Lifestyle International Holdings Ltd.	2,328,500	3,991,294
Lojas Renner SA	252,200	13,752,126
Pantaloon Retail India Ltd.	84,960	3,849,433
Parkson Retail Group Ltd.	500	1,514
PT Mitra Adiperkasa Tbk	2,633,000	325,135
Ryohin Keikaku Co. Ltd.	92,300	7,739,039
		29,672,134
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A	172,600	10,062,580

	Shares	Value
Asahi Co. Ltd.	100	$ 2,676
Best Buy Co., Inc.	51,500	2,880,395
Blacks Leisure Group PLC	100	955
Blockbuster, Inc. Class A	123,000	488,310
Build-A-Bear Workshop, Inc. (a)(d)	1,003,100	30,745,015
CarMax, Inc. (a)	100	3,268
Charming Shoppes, Inc. (a)	100	1,487
Chico's FAS, Inc. (a)	200	8,128
China Paradise Electronics Retail Ltd.	2,000	979
Chow Sang Sang Holdings International Ltd.	2,000	818
Circuit City Stores, Inc.	611,200	14,962,176
Cost Plus, Inc. (a)	266,925	4,564,418
DSG International PLC	5,601,500	17,953,041
DSG International PLC sponsored ADR	100	962
DSW, Inc. Class A (d)	69,500	2,176,740
Esprit Holdings Ltd.	500	3,892
Fantastic Holdings Ltd.	110	264
Gamestop Corp.:
Class A (a)	421,100	19,850,654
Class B (a)	604,800	26,199,936
GOME Electrical Appliances Holdings Ltd.	100	111
Guess?, Inc. (a)	100	3,911
JB Hi-Fi Ltd.	100	344
JD Group Ltd.	100	1,515
KOMERI Co. Ltd.	687,500	25,697,659
Michaels Stores, Inc.	200	7,516
Nitori Co. Ltd.	201,700	10,503,513
Pendragon PLC	100	1,129
RONA, Inc. (a)	100	1,909
Ross Stores, Inc.	82	2,394
Sa Sa International Holdings Ltd.	2,000	722
Shimamura Co. Ltd.	100	11,630
Shopper's Stop Ltd.	100	1,229
Tiffany & Co., Inc.	57,100	2,143,534
Truworths International Ltd.	100	461
United Auto Group, Inc.	100	4,300
Williams-Sonoma, Inc. (a)	100	4,240
Yamada Denki Co. Ltd.	6,000	691,671
		168,984,482
Textiles, Apparel & Luxury Goods - 1.0%
Asics Corp.	3,015,700	33,022,446
Billabong International Ltd.	100	1,088
Columbia Sportswear Co. (a)(d)	225,290	12,014,716
Compagnie Financiere Richemont unit	100	4,794
Deckers Outdoor Corp. (a)	27,000	1,094,580
Folli Follie SA	80	2,290
Gildan Activewear, Inc. Class A (a)	200	9,461
Luxottica Group Spa sponsored ADR	100	2,749
NIKE, Inc. Class B	100	8,510
Polo Ralph Lauren Corp. Class A	100	6,061
Ports Design Ltd.	2,687,500	3,948,564
Quiksilver, Inc. (a)	79,168	1,097,268
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Stride Rite Corp.	69,500	$ 1,006,360
Ted Baker PLC	1,176,408	10,299,730
The Swatch Group AG (Bearer)	100	16,789
Timberland Co. Class A (a)	100	3,423
Tod's Spa	53,800	4,144,917
Weyco Group, Inc.	200	4,500
Yue Yuen Industrial Holdings Ltd.	1,063,800	3,132,795
		69,821,041
TOTAL CONSUMER DISCRETIONARY		673,022,273
CONSUMER STAPLES - 5.2%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	100	2,601
Brick Brewing Co. Ltd. (a)	100	206
C&C Group PLC	43,900	297,897
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	4,296
sponsored ADR	20	751
Fomento Economico Mexicano SA de CV sponsored ADR	44,900	4,115,534
Grupo Modelo SA de CV Series C	241,800	887,476
Hansen Natural Corp. (a)	41,500	5,231,075
Jones Soda Co. (a)(d)	198,359	1,636,462
MGP Ingredients, Inc.	200	3,240
Pernod Ricard SA	100	19,158
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	4,176
Yantai Changyu Pioneer Wine Co. (B Shares)	100	296
		12,203,168
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,175
Central European Distribution Corp. (a)	150	5,768
Daikokutenbussan Co. Ltd.	79,000	2,093,871
Heng Tai Consumables Group Ltd.	15,898,000	2,089,914
Lianhua Supermarket Holdings Co. (H Shares)	356,000	389,991
Massmart Holdings Ltd.	1,111,569	10,528,851
Metro AG	297,000	15,226,935
Plant Co. Ltd.	127,000	1,019,539
Pyaterochka Holding NV GDR (a)	100	1,630
Shinsegae Co. Ltd.	3,490	1,591,262
Sugi Pharmacy Co. Ltd. (d)	1,015,400	24,368,220
Tesco PLC	101	579
Valor Co. Ltd.	95,000	2,066,007
Wal-Mart de Mexico SA de CV sponsored ADR	202	5,292
Whole Foods Market, Inc.	100	6,644
		59,396,678

	Shares	Value
Food Products - 2.7%
Archer-Daniels-Midland Co.	267,600	$ 9,004,740
Barry Callebaut AG	85	35,074
Britannia Industries Ltd.	60,541	2,426,062
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	786
China Mengniu Dairy Co. Ltd.	100	111
China Yurun Food Group Ltd.	1,000	812
COFCO International Ltd.	2,000	1,153
Corn Products International, Inc.	100	2,957
Green Mountain Coffee Roasters, Inc. (a)	130,343	5,177,224
Groupe Danone	466,900	57,198,950
Groupe Danone sponsored ADR	81,700	2,093,971
Heritage Foods (INDIA) Ltd.	100	397
Hershey Co.	842,500	44,003,775
Hormel Foods Corp.	100	3,380
IAWS Group PLC (Ireland)	25,450	441,307
Lindt & Spruengli AG	1,200	23,331,799
Lindt & Spruengli AG (participation certificate)	2,767	5,137,987
McCormick & Co., Inc. (non-vtg.)	188,300	6,375,838
Peet's Coffee & Tea, Inc. (a)	100	3,000
Pilgrims Pride Corp. Class B (d)	741,000	16,057,470
PT Indofood Sukses Makmur Tbk	40,637,500	3,987,598
Rocky Mountain Chocolate Factory, Inc.	100	1,579
Seaboard Corp.	1,636	2,607,784
Tingyi (Cayman Island) Holding Corp.	1,238,000	710,013
Want Want Holdings Ltd.	3,159,000	3,980,340
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	76,800	2,178,048
Wm. Wrigley Jr. Co.	100	6,400
		184,768,555
Household Products - 0.0%
Hindustan Lever Ltd.	100	611
Kao Corp.	1,000	26,335
		26,946
Personal Products - 1.4%
AmorePacific Corp.	100	39,111
Avon Products, Inc.	420,779	13,115,681
Concern Kalina OJSC:
GDR (a)(f)	43,243	2,245,426
sponsored ADR	43,600	2,263,963
Dabur India Ltd.	85	237
Godrej Consumer Products Ltd.	216,376	3,551,727
Hengan International Group Co. Ltd.	33,796,200	53,574,587
Kose Corp.	110	4,149
Marico Ltd.	100	1,220
Natura Cosmeticos SA	500	5,952
NBTY, Inc. (a)	589,200	13,268,784
Playtex Products, Inc. (a)	100	1,047
Shiseido Co. Ltd. sponsored ADR (a)	321,700	5,903,195
		93,975,079
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.0%
ITC Ltd.	100	$ 439
TOTAL CONSUMER STAPLES		350,370,865
ENERGY - 15.9%
Energy Equipment & Services - 11.2%
BJ Services Co.	96,620	3,343,052
Carbo Ceramics, Inc.	150	8,537
Compagnie Generale de Geophysique SA (a)	100	14,541
Cooper Cameron Corp. (a)	399,200	17,596,736
Core Laboratories NV (a)	1,105,400	52,561,770
ENSCO International, Inc.	356,700	18,352,215
FMC Technologies, Inc. (a)	924,200	47,337,524
Global Industries Ltd. (a)	577,289	8,364,918
GlobalSantaFe Corp.	1,134,250	68,905,688
Grant Prideco, Inc. (a)	651,700	27,918,828
Helix Energy Solutions Group, Inc. (a)	1,139,000	43,168,100
Hydril Co. (a)	100	7,795
Nabors Industries Ltd. (a)	201,200	14,401,896
National Oilwell Varco, Inc. (a)	867,262	55,608,839
Newpark Resources, Inc. (a)	818,500	6,711,700
Noble Corp.	1,078,700	87,482,570
NS Group, Inc. (a)	100	4,603
Oceaneering International, Inc. (a)	424,486	24,323,048
Parker Drilling Co. (a)(e)	5,481,500	50,813,505
Pason Systems, Inc.	1,512,600	40,519,078
Pride International, Inc. (a)	716,700	22,346,706
Rowan Companies, Inc.	960,700	42,232,372
Smith International, Inc.	598,580	23,320,677
Superior Energy Services, Inc. (a)	100	2,679
Transocean, Inc. (a)	573,200	46,027,960
Unit Corp. (a)	100	5,575
Veritas DGC, Inc. (a)	369,400	16,767,066
Weatherford International Ltd. (a)	983,400	44,990,550
		763,138,528
Oil, Gas & Consumable Fuels - 4.7%
Amerada Hess Corp.	133,000	18,939,200
Arch Coal, Inc.	332,500	25,250,050
Cameco Corp.	123,400	4,438,469
Canadian Natural Resources Ltd.	378,200	21,020,108
Chesapeake Energy Corp.	539,100	16,933,131
China Petroleum & Chemical Corp. sponsored ADR	100	5,836
Comstock Resources, Inc. (a)	158,200	4,696,958
CONSOL Energy, Inc.	1,150,900	85,350,744
Forest Oil Corp. (a)	499,300	18,563,974
Golar LNG Ltd. (Nasdaq) (a)	21,393	290,089
Goodrich Petroleum Corp. (a)	720,800	19,461,600
International Coal Group, Inc. (a)	604,800	5,890,752
JKX Oil & Gas	91	492

	Shares	Value
Mariner Energy, Inc. New (a)	404,083	$ 8,287,742
Newfield Exploration Co. (a)	100	4,190
Niko Resources Ltd.	100	5,053
OMV AG	100	6,689
OPTI Canada, Inc. (a)	100	3,791
Peabody Energy Corp.	200	10,082
PetroChina Co. Ltd. sponsored ADR	100	10,495
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	7,985
sponsored ADR	100	8,667
Ship Finance International Ltd. (NY Shares)	698,200	11,981,112
Southwestern Energy Co. (a)	100	3,219
Surgutneftegaz JSC sponsored ADR	100	7,570
Talisman Energy, Inc.	100	5,311
Tesoro Corp.	411,900	28,149,246
TransCanada Corp. (d)	646,300	18,635,712
TransMontaigne, Inc. (a)	500	4,905
Valero Energy Corp.	319,822	19,118,959
World Fuel Services Corp.	46,600	1,884,504
XTO Energy, Inc.	200,366	8,729,947
		317,706,582
TOTAL ENERGY		1,080,845,110
FINANCIALS - 10.6%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	551,920	24,869,515
Azimut Holdings Spa	759,200	9,490,314
BlackRock, Inc. Class A	100	14,000
Deutsche Bank AG (NY Shares)	100	11,424
Eaton Vance Corp. (non-vtg.)	200	5,476
EFG International	100	2,761
Espirito Santo Financial Holding SA ADR	100	2,820
Indiabulls Financial Services Ltd.	300	1,722
JAFCO Co. Ltd.	66,100	4,986,348
Korea Investment Holdings Co. Ltd.	383,270	13,727,660
Legg Mason, Inc.	100	12,533
Matsui Securities Co. Ltd.	100	1,386
New Star Asset Management Ltd.	100	724
Nuveen Investments, Inc. Class A	100	4,815
optionsXpress Holdings, Inc.	100	2,908
T. Rowe Price Group, Inc.	200	15,642
TD Ameritrade Holding Corp.	100	2,087
		53,152,135
Commercial Banks - 2.9%
Allahabad Bank	71,000	126,125
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	9,000	268,253
sponsored ADR (non-vtg.)	235,500	7,010,835
Banco Pastor SA	478,600	27,819,892
Bank of Baroda	1,849,839	9,903,498
Bank of Fukuoka Ltd.	3,538,600	29,850,314
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of India	2,962,900	$ 8,892,029
Boston Private Financial Holdings, Inc.	557,295	18,830,998
Canara Bank	660,149	4,013,706
Capitalia Spa	79	657
Cathay General Bancorp	20	753
Colonial Bancgroup, Inc.	234,100	5,852,500
Commerce Bancorp, Inc., New Jersey (d)	236,700	8,675,055
Corp. Bank	555,299	4,783,059
CVB Financial Corp.	71	1,214
DnB NOR ASA	100	1,346
Erste Bank der Oesterreichischen Sparkassen AG	100	5,896
F. van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	100	9,633
Fulton Financial Corp.	13	224
HDFC Bank Ltd. sponsored ADR	84,900	4,627,050
Hiroshima Bank Ltd.	1,563,900	9,286,549
Hokuhoku Financial Group, Inc.	100	439
ICICI Bank Ltd. sponsored ADR	62,100	1,718,928
Industrial & Commercial Bank of China (Asia) Ltd.	938,000	1,353,963
Juroku Bank Ltd.	1,155,400	7,812,924
Lakeland Financial Corp.	100	4,675
Oriental Bank of Commerce	89,627	482,314
OTP Bank Rt.	100	3,468
PrivateBancorp, Inc.	66,700	2,767,383
PT Bank Central Asia Tbk	500	230
Punjab National Bank	99,500	1,093,874
Sberbank RF GDR (a)	200	29,383
State Bancorp, Inc., New York	6	92
State Bank of India	689,845	17,215,896
Sumitomo Trust & Banking Co. Ltd.	811,000	9,383,528
The Keiyo Bank Ltd.	806,400	5,562,560
UCO Bank	2,831,000	1,685,876
Uniao de Bancos Brasileiros SA (Unibanco) GDR	56,400	4,168,524
Union Bank of India	231,000	641,972
Uti Bank Ltd.	673,100	5,385,556
Wachovia Corp.	127	7,118
Wintrust Financial Corp.	100	5,817
		199,284,106
Consumer Finance - 0.0%
Advanta Corp. Class B	100	3,687
American Express Co.	100	5,255
		8,942
Diversified Financial Services - 1.5%
AllianceBernstein Holding LP	883,900	58,558,375
Financial Technology (India) Ltd.	78	3,005
Hong Kong Exchanges & Clearing Ltd.	100	603
Infrastructure Development Finance Co. Ltd.	100	150

	Shares	Value
IntercontinentalExchange, Inc.	203,200	$ 14,030,960
Kotak Mahindra Bank Ltd.	1,473,664	9,247,652
Moody's Corp.	156,853	11,208,715
PICO Holdings, Inc. (a)	100	3,289
Power Financial Corp.	100	3,032
TSX Group, Inc.	203,300	9,143,886
		102,199,667
Insurance - 3.9%
ACE Ltd.	100	5,201
Admiral Group PLC	367,500	4,009,168
AFLAC, Inc.	1,116,200	50,374,106
American International Group, Inc.	254,700	16,833,123
Assurant, Inc.	1,880,200	92,599,850
Baloise Holdings AG (Reg.)	100	7,129
Brown & Brown, Inc.	209,800	6,965,360
China Life Insurance Co. Ltd. ADR (a)	100	5,105
Erie Indemnity Co. Class A	100	5,264
Everest Re Group Ltd.	156,000	14,565,720
Genworth Financial, Inc. Class A (non-vtg.)	100	3,343
Hilb Rogal & Hobbs Co.	200	8,244
Ohio Casualty Corp.	329,700	10,451,490
Old Republic International Corp.	540,800	11,800,256
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,779,500	14,897,250
Principal Financial Group, Inc.	100	4,880
Progressive Corp.	240,706	25,096,008
Reinsurance Group of America, Inc.	100	4,729
UNIPOL Assicurazioni Spa	100	325
Universal American Financial Corp. (a)	10,356	159,482
UnumProvident Corp.	100	2,048
USI Holdings Corp. (a)	839,572	13,542,296
W.R. Berkley Corp.	1	29
Zenith National Insurance Corp.	450	21,659
		261,362,065
Real Estate - 1.4%
Aeon Mall Co. Ltd.	335,000	16,676,719
AV Jennings Homes Ltd.	100	96
British Land Co. PLC	100	2,156
Corporate Office Properties Trust (SBI)	100	4,574
Equity Office Properties Trust	167,600	5,628,008
Equity Residential (SBI)	598,400	27,999,136
General Growth Properties, Inc.	360,500	17,617,635
Guangzhou R&F Properties Co. Ltd. (H Shares)	200	1,059
Keppel Land Ltd.	100	306
Kerry Properties Ltd.	3,719,600	13,614,460
Land Securities Group PLC	100	3,349
Mitsui Fudosan Co. Ltd.	31,000	712,356
NTT Urban Development Co.	500	4,332,498
Plum Creek Timber Co., Inc.	100	3,693
Shun Tak Holdings Ltd.	530,200	758,488
The Mills Corp.	100	2,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
W.P. Carey & Co. LLC	8,000	$ 214,240
Weingarten Realty Investors (SBI)	161,300	6,572,975
		94,144,548
Thrifts & Mortgage Finance - 0.1%
Doral Financial Corp.	100	1,155
Housing Development Finance Corp. Ltd.	37,260	1,119,307
NetBank, Inc.	830,956	6,016,121
Radian Group, Inc.	29,500	1,777,375
		8,913,958
TOTAL FINANCIALS		719,065,421
HEALTH CARE - 12.9%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)	27,500	483,725
Applera Corp. - Celera Genomics Group (a)	100	1,169
Array Biopharma, Inc. (a)	100	914
AVI BioPharma, Inc. (a)	100	759
Bachem Holding AG (B Shares)	100	6,404
BioCryst Pharmaceuticals, Inc. (a)	100	1,806
BioMarin Pharmaceutical, Inc. (a)	150,300	2,017,026
Celgene Corp. (a)	200	8,844
CSL Ltd.	83	3,250
Cubist Pharmaceuticals, Inc. (a)	100	2,297
CuraGen Corp. (a)	100	501
CytRx Corp. (a)	100	189
deCODE genetics, Inc. (a)	100	867
Dendreon Corp. (a)	100	471
DUSA Pharmaceuticals, Inc. (a)	800	5,648
Exelixis, Inc. (a)	429,100	5,153,491
Genentech, Inc. (a)	100	8,451
Genitope Corp. (a)	100	870
Harvard Bioscience, Inc. (a)(e)	2,496,047	10,957,646
Illumina, Inc. (a)	100	2,375
Invitrogen Corp. (a)	273,630	19,189,672
Luminex Corp. (a)	100	1,486
Myriad Genetics, Inc. (a)	87,000	2,269,830
Nektar Therapeutics (a)	100	2,038
ONYX Pharmaceuticals, Inc. (a)	1,081,260	28,393,888
Orchid Cellmark, Inc. (a)	100	574
Orthologic Corp. (a)	100,600	221,320
OSI Pharmaceuticals, Inc. (a)	400,500	12,856,050
Pro-Pharmaceuticals, Inc. (a)	100	370
QIAGEN NV (a)	3,738,300	55,738,053
Renovis, Inc. (a)	100	2,132
Sangamo Biosciences, Inc. (a)	100	595
Seattle Genetics, Inc. (a)	3,600	18,576
Sirna Therapeutics, Inc. (a)(d)	244,199	1,645,901
Stratagene Corp. (e)	1,441,447	15,855,917
Tanox, Inc. (a)	100	1,942

	Shares	Value
Telik, Inc. (a)	100	$ 1,936
Theravance, Inc. (a)	209,000	5,860,360
ViaCell, Inc. (a)	100	551
		160,717,894
Health Care Equipment & Supplies - 3.9%
Beckman Coulter, Inc.	232,800	12,703,896
Becton, Dickinson & Co.	100	6,158
Bio-Rad Laboratories, Inc. Class A (a)	100	6,235
BioLase Technology, Inc. (a)	100	955
bioMerieux SA	100	5,635
Biophan Technologies, Inc. (a)	100	169
C.R. Bard, Inc.	217,900	14,775,799
Clarient, Inc. (a)	100	113
Cytyc Corp. (a)	100	2,818
Dionex Corp. (a)	100	6,148
Edwards Lifesciences Corp. (a)	202,900	8,826,150
Endocare, Inc. (a)	144,600	497,424
Epix Pharmaceuticals, Inc. (a)	178,600	625,100
Fisher Scientific International, Inc. (a)	100	6,805
Gen-Probe, Inc. (a)	100	5,512
Haemonetics Corp. (a)	797,825	40,505,575
Hospira, Inc. (a)	100	3,946
IDEXX Laboratories, Inc. (a)	42,500	3,670,300
Intuitive Surgical, Inc. (a)	100	11,800
Kinetic Concepts, Inc. (a)	100	4,117
Millipore Corp. (a)	392,700	28,690,662
Neogen Corp. (a)	154,525	3,785,869
NMT Medical, Inc. (a)	100	1,618
Optos PLC	100	494
Osteotech, Inc. (a)	100	438
Phonak Holding AG	100	5,691
SonoSite, Inc. (a)	100	4,064
St. Jude Medical, Inc. (a)	855,700	35,083,700
Stereotaxis, Inc. (a)	100	1,261
Strategic Diagnostics, Inc. (a)(e)	1,481,500	4,918,580
Synthes, Inc.	81	8,884
Thermo Electron Corp. (a)	2,623,300	97,298,197
Vital Signs, Inc.	100	5,493
Waters Corp. (a)	266,920	11,517,598
		262,987,204
Health Care Providers & Services - 5.5%
Acibadem Saglik Hizmetleri AS	100	1,012
Aetna, Inc.	856,200	42,073,668
Allscripts Healthcare Solutions, Inc. (a)(d)	625,200	11,447,412
American Dental Partners, Inc. (a)	50	675
American Retirement Corp. (a)	355,700	9,113,034
Apollo Hospitals Enterprise Ltd.	57,000	649,160
Apollo Hospitals Enterprise Ltd. GDR (a)(f)	126,100	1,432,221
Bio-Imaging Technologies, Inc. (a)	100	425
Caremark Rx, Inc. (a)	218,606	10,751,043
Cerner Corp. (a)	100	4,745
Chemed Corp.	60,200	3,572,268
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. (a)	100	$ 3,615
Covance, Inc. (a)	596,600	35,050,250
DaVita, Inc. (a)	200,800	12,090,168
Diagnosticos Da America SA (a)	141,400	3,639,547
Dynacq Healthcare, Inc. (a)	100	250
Eclipsys Corp. (a)	688,986	16,266,959
Emageon, Inc. (a)	100	1,699
Evotec OAI AG (a)	100	510
Gambro AB (A Shares)	100	1,194
Health Grades, Inc. (a)	883,266	4,707,719
Health Net, Inc. (a)	100	5,082
Humana, Inc. (a)	1,284,200	67,613,130
ICON PLC sponsored ADR (a)	199,126	9,735,270
IMS Health, Inc.	1,671,800	43,082,286
Merge Technologies, Inc. (a)	200	3,194
National Medical Health Card Systems, Inc. (a)	147,978	4,143,384
National Research Corp.	100	2,406
Omnicare, Inc.	1,096,450	60,293,786
Per-Se Technologies, Inc. (a)	122	3,253
Pharmaceutical Product Development, Inc.	4,600	159,206
PSS World Medical, Inc. (a)	7,200	138,888
Ramsay Health Care Ltd.	100	716
ResCare, Inc. (a)(e)	1,594,503	29,306,965
Sunrise Senior Living, Inc. (a)	100	3,897
TriZetto Group, Inc. (a)	52	915
VCA Antech, Inc. (a)	228,134	6,497,256
Vital Images, Inc. (a)	59,700	2,034,576
		373,831,784
Pharmaceuticals - 1.1%
Able Laboratories, Inc. (a)	100	8
Allergan, Inc.	197,388	21,416,598
Aventis Pharma Ltd.	100	4,337
Bentley Pharmaceuticals, Inc. (a)	100	1,315
Boiron SA	55	1,153
Cipla Ltd.	100	1,488
Dr. Reddy's Laboratories Ltd. sponsored ADR	85,100	2,672,140
Eisai Co. Ltd. sponsored ADR	100	4,365
GlaxoSmithkline Pharmaceuticals Ltd.	100	3,264
Kos Pharmaceuticals, Inc. (a)	332,093	15,864,083
New River Pharmaceuticals, Inc. (a)	274,401	9,112,857
Pfizer Ltd.	100	2,592
Ranbaxy Laboratories Ltd. sponsored GDR	75	738
Roche Holding AG:
(participation certificate)	154,849	23,052,762
sponsored ADR	62,700	4,668,015
Sepracor, Inc. (a)	100	4,881
SuperGen, Inc. (a)	100	568

	Shares	Value
Valeant Pharmaceuticals International	100	$ 1,585
ViroPharma, Inc. (a)	15,200	193,040
		77,005,789
TOTAL HEALTH CARE		874,542,671
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc. (a)	170,200	13,134,334
Aviall, Inc. (a)	364,100	13,864,928
CAE, Inc.	1,045,200	8,216,953
Ceradyne, Inc. (a)	349,734	17,451,727
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,685
Esterline Technologies Corp. (a)	592,091	25,311,890
General Dynamics Corp.	200	12,796
Precision Castparts Corp.	100	5,940
Rockwell Collins, Inc.	100	5,635
		78,007,888
Air Freight & Logistics - 0.1%
Business Post Group PLC	200	1,331
Expeditors International of Washington, Inc.	100	8,639
Forward Air Corp.	150	5,594
UTI Worldwide, Inc.	162,900	5,147,640
		5,163,204
Airlines - 0.1%
ACE Aviation Holdings, Inc. Class A (a)	312,800	9,118,534
Air China Ltd. (H Shares) (a)	2,000	773
easyJet PLC (a)	100	610
Southwest Airlines Co.	100	1,799
		9,121,716
Building Products - 0.0%
American Woodmark Corp.	100	3,550
Trex Co., Inc. (a)	100	3,170
USG Corp. (a)	100	9,496
Wienerberger Baustoffindust AG	100	5,029
		21,245
Commercial Services & Supplies - 2.6%
Advisory Board Co. (a)	100	5,577
American Reprographics Co. (a)	100	3,469
Bennett Environmental, Inc. (a)	167,100	744,129
Bio-Treat Technology Ltd.	5,625,300	4,211,883
ChoicePoint, Inc. (a)	570,900	25,547,775
Cintas Corp.	572,025	24,379,706
Clean Harbors, Inc. (a)	122,800	3,643,476
Corporate Executive Board Co.	100	10,090
CoStar Group, Inc. (a)	100	5,189
Dun & Bradstreet Corp. (a)	100	7,668
Equifax, Inc.	799,500	29,773,380
Fullcast Co. Ltd. (d)	5,746	23,820,651
GFK AG	20	870
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Intertek Group PLC	436,200	$ 6,232,451
Midas International Holdings Ltd.	3,866,000	274,038
Monster Worldwide, Inc. (a)	360,100	17,954,586
Pike Electric Corp.	100	2,101
Randstad Holdings NV	176,700	10,472,425
Ritchie Brothers Auctioneers, Inc.	33,100	1,638,450
Robert Half International, Inc.	100	3,861
Rollins, Inc.	100	2,024
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	14,791	13,704,194
Stericycle, Inc. (a)	190,100	12,854,562
Tele Atlas NV (a)	65,600	1,495,222
		176,787,777
Construction & Engineering - 0.8%
Arcadis NV	9,700	415,856
Arcadis NV (NY Shares)	200	8,368
Chicago Bridge & Iron Co. NV (NY Shares)	100	2,400
Daelim Industrial Co.	86,400	6,847,261
Fluor Corp.	94,200	8,082,360
Infrasource Services, Inc. (a)	100	1,721
Insituform Technologies, Inc. Class A (a)	71,159	1,892,829
Jacobs Engineering Group, Inc. (a)	253,400	21,979,916
Larsen & Toubro Ltd.	100	5,467
LG Engineering & Construction Co. Ltd.	100	5,949
Orascom Construction Industries SAE GDR	100	8,200
PTC India Ltd.	100	133
Quanta Services, Inc. (a)	46,900	751,338
Shaw Group, Inc. (a)	312,400	9,496,960
SNC-Lavalin Group, Inc.	300	8,193
Taihei Dengyo Kaisha Ltd.	348,000	3,092,282
United Group Ltd.	283,823	2,615,224
		55,214,457
Electrical Equipment - 2.9%
AstroPower, Inc. (a)	100	0
Bharat Heavy Electricals Ltd. (a)	100	5,048
C&D Technologies, Inc.	100	924
Crompton Greaves Ltd.	144,396	3,406,934
Energy Conversion Devices, Inc. (a)	174,600	8,586,828
Fujikura Ltd.	1,000	11,324
General Cable Corp. (a)	329,090	9,981,300
II-VI, Inc. (a)	200	3,618
Johnson Electric Holdings Ltd. sponsored ADR	100	925
Rockwell Automation, Inc.	2,108,200	151,600,661
Roper Industries, Inc.	77,600	3,773,688
Shanghai Electric (Group) Corp. (H Shares)	2,000	844

	Shares	Value
Solar Integrated Technologies, Inc. (a)	751,400	$ 4,764,325
SolarWorld AG	57,400	15,079,405
		197,215,824
Industrial Conglomerates - 0.2%
Aditya Birla Nuvo Ltd.	100	1,681
Fu Sheng Industrial Co. Ltd.	2,888,000	3,403,300
Hutchison Whampoa Ltd. ADR	100	4,575
Max India Ltd. (a)	395,174	7,875,951
Shanghai Industrial Holdings Ltd. Class H	1,000	2,101
		11,287,608
Machinery - 4.8%
A.S.V., Inc. (a)	100	3,222
AGCO Corp. (a)	3,008,691	62,400,251
Badger Meter, Inc.	313,500	17,863,230
Bucher Holding AG	500	44,102
Circor International, Inc.	100	2,920
Danaher Corp.	100	6,355
Deutz AG (a)	84,500	714,702
Dover Corp.	302,400	14,684,544
Eicher Motors Ltd.	342,065	2,324,120
Flowserve Corp. (a)	638,400	37,244,256
Graco, Inc.	326,300	14,823,809
Harsco Corp.	971,599	80,273,509
Heidelberger Druckmaschinen AG	178,400	7,868,814
Hexagon AB:
(B Shares)	100	3,389
(B Shares) rights 4/12/06 (a)	100	340
Hyflux Ltd.	1,000	1,621
Jain Irrigation Systems Ltd. (a)	100	566
JTEKT Corp.	1,000	19,963
KCI Konecranes Oyj	100	1,721
Komax Holding AG (Reg.)	100	9,426
Krones AG	2,900	350,740
MAN AG	100	6,940
Middleby Corp. (a)	100	8,372
MMI Holdings Ltd.	12,630,000	5,939,668
PACCAR, Inc.	150	10,572
Pentair, Inc.	858,700	34,992,025
Railpower Technologies Corp. (a)	100	385
Schindler Holding AG (Reg.)	1,000	53,689
Tata Motors Ltd.	452,400	9,473,459
Tata Motors Ltd. sponsored ADR (d)	17,100	356,364
Terex Corp. (a)	139,000	11,014,360
Toshiba Machine Co. Ltd.	1,000	11,681
Valmont Industries, Inc.	333,500	14,020,340
Wabtec Corp.	246,700	8,042,420
Watts Water Technologies, Inc. Class A	100	3,634
		322,575,509
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	1,902
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	100	8,333
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CNF, Inc.	100	$ 4,994
Guangshen Railway Co. Ltd. sponsored ADR	100	2,124
Heartland Express, Inc.	150	3,269
J.B. Hunt Transport Services, Inc.	344,900	7,429,146
Knight Transportation, Inc.	225	4,444
Old Dominion Freight Lines, Inc. (a)	151,141	4,073,250
		11,525,560
Trading Companies & Distributors - 0.3%
Fastenal Co.	100	4,734
GATX Corp.	100	4,129
MSC Industrial Direct Co., Inc. Class A	288,300	15,573,966
NuCo2, Inc. (a)	64,000	2,031,360
Richelieu Hardware Ltd.	100	1,873
STB Leasing Co. Ltd.	100	1,954
WESCO International, Inc. (a)	100	6,801
		17,624,817
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,160
Hopewell Holdings Ltd.	1,579,000	4,578,788
Hopewell Holdings Ltd. sponsored ADR	100	295
Macquarie Infrastructure Group unit	100	273
NWS Holdings Ltd.	1,557,000	2,889,595
Sea Containers Ltd. Class B	7,900	56,722
		7,526,833
TOTAL INDUSTRIALS		892,074,340
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.9%
Andrew Corp. (a)	631,700	7,757,276
Arris Group, Inc. (a)	100	1,376
AudioCodes Ltd. (a)	100	1,382
Avanex Corp. (a)	1,372,200	4,473,372
Avaya, Inc. (a)	689,700	7,793,610
Black Box Corp.	73,700	3,541,285
CommScope, Inc. (a)	100	2,855
Comtech Telecommunications Corp. (a)	150	4,376
D-Link Corp.	1,286,000	1,356,979
Foxconn International Holdings Ltd. (a)	1,000	1,875
Harris Corp.	100	4,729
Juniper Networks, Inc. (a)	256,700	4,908,104
Option NV (a)	90	9,074
Plantronics, Inc.	100	3,543
Powerwave Technologies, Inc. (a)	1,364,100	18,401,709
QUALCOMM, Inc.	1,310,500	66,324,405
Redback Networks, Inc. (a)	100	2,169
Tekelec (a)	297,400	4,113,042

	Shares	Value
Tellabs, Inc. (a)	519,100	$ 8,253,690
Zyxel Communications Corp.	2,012,000	3,365,886
		130,320,737
Computers & Peripherals - 1.8%
Apple Computer, Inc. (a)	806,100	50,558,592
Compal Electronics, Inc.	1,113	1,137
Creative Technology Ltd. (Nasdaq)	100	715
Foxconn Technology Co. Ltd.	1,100	6,998
Gemplus International SA sponsored ADR (a)	100	617
Logitech International SA (Reg.) (a)	59,597	2,381,503
M-Systems Flash Disk Pioneers Ltd. (a)	900	23,274
Meiko Electronics Co. Ltd.	100	7,714
Moser-Baer India Ltd.	200	1,028
NCR Corp. (a)	100	4,179
NEC Corp. sponsored ADR	1,672,800	11,776,512
Oberthur Card Systems (d)	683,600	6,113,240
Psion PLC	33	102
SanDisk Corp. (a)	703,220	40,449,214
Seagate Technology	432,700	11,392,991
Synaptics, Inc. (a)	100	2,199
Unisteel Technology Ltd.	1,715,500	2,197,386
		124,917,401
Electronic Equipment & Instruments - 4.1%
Agilent Technologies, Inc. (a)	6	225
Amphenol Corp. Class A	100	5,218
CDW Corp.	1,112,791	65,487,750
CellStar Corp. (a)	100	240
Daktronics, Inc.	100	3,650
DTS, Inc. (a)	100	1,966
Excel Technology, Inc. (a)	100	2,947
Hana Microelectronics Co. (For. Reg.)	863,800	672,153
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,565,596	65,427,694
Ibiden Co. Ltd.	117,600	5,944,187
International DisplayWorks, Inc. (a)(d)	727,970	4,768,204
Iteris, Inc. (a)	100	264
Itron, Inc. (a)	75,600	4,524,660
KEMET Corp. (a)	1,464,300	13,866,921
Keyence Corp.	15,730	4,089,012
Metrologic Instruments, Inc. (a)	200	4,626
Mettler-Toledo International, Inc. (a)	690,100	41,640,634
Molex, Inc.	225,800	7,496,560
MTS Systems Corp.	100	4,183
Nidec Corp. sponsored ADR (d)	267,800	5,476,510
Robotic Vision Systems, Inc. (a)	100	1
ScanSource, Inc. (a)	100	6,041
Sunpower Corp. Class A	4,400	167,904
Symbol Technologies, Inc.	189	2,000
Universal Display Corp. (a)	100	1,438
Vishay Intertechnology, Inc. (a)	4,032,800	57,427,072
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Xyratex Ltd. (a)	18,700	$ 589,050
Yageo Corp. sponsored GDR (a)	100	187
		277,611,297
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	100	3,289
Answers Corp. (a)	100	1,201
aQuantive, Inc. (a)	11	259
Art Technology Group, Inc. (a)	2,664,900	8,554,329
Baidu.com, Inc. sponsored ADR	100	5,607
Bankrate, Inc. (a)	100	4,356
Digitas, Inc. (a)	144,184	2,076,250
eCollege.com (a)	731,330	13,778,257
Entrust, Inc. (a)	100	450
Iliad Group SA	100	8,434
Index Corp.	100	210,678
InfoSpace, Inc. (a)	100	2,795
iVillage, Inc. (a)	152,600	1,283,366
LookSmart Ltd. (a)	20	108
MIVA, Inc. (a)	100	408
NHN Corp. (a)	100	30,877
Online Resources Corp. (a)	100	1,300
Openwave Systems, Inc. (a)	24	518
RealNetworks, Inc. (a)	4,022,404	33,184,833
Sify Ltd. sponsored ADR (a)	100	1,324
SonicWALL, Inc. (a)	1,253,300	8,885,897
Tencent Holdings Ltd.	1,930,000	3,246,039
ValueClick, Inc. (a)	803,895	13,601,903
VeriSign, Inc. (a)	447,364	10,732,262
Yahoo! Japan Corp.	6,600	4,025,655
		99,640,395
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	16	955
CheckFree Corp. (a)	100	5,050
Cognizant Technology Solutions Corp. Class A (a)	100	5,949
Computershare Ltd.	100	527
Global Payments, Inc.	200	10,602
Hewitt Associates, Inc. Class A (a)	100	2,974
Infosys Technologies Ltd.	15,605	1,045,500
Infosys Technologies Ltd. sponsored ADR	200	15,572
infoUSA, Inc.	100	1,298
ManTech International Corp. Class A (a)	188,332	6,256,389
Satyam Computer Services Ltd.	100	1,907
StarTek, Inc.	33,300	784,548
Syntel, Inc.	100	1,892
TALX Corp.	225	6,408
TietoEnator Oyj	100	3,907
Tyler Technologies, Inc. (a)	100	1,100
		8,144,578

	Shares	Value
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	75	$ 3,354
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	631,100	20,927,276
Agere Systems, Inc. (a)	10	150
Altera Corp. (a)	402,500	8,307,600
Analog Devices, Inc.	201,600	7,719,264
ARM Holdings PLC sponsored ADR	100	689
ASM Pacific Technology Ltd.	500	2,984
ASML Holding NV (NY Shares) (a)	1,720,200	35,040,474
ATI Technologies, Inc. (a)	100	1,718
Axcelis Technologies, Inc. (a)	445,600	2,611,216
Cambridge Display Technologies, Inc. (a)	100	832
Cypress Semiconductor Corp. (a)	659,800	11,183,610
Freescale Semiconductor, Inc. Class A (a)	100	2,781
Integrated Device Technology, Inc. (a)	644,900	9,583,214
International Rectifier Corp. (a)	100	4,143
Intersil Corp. Class A	395,300	11,432,076
KLA-Tencor Corp.	100	4,836
Lam Research Corp. (a)	68,700	2,954,100
Marvell Technology Group Ltd. (a)	200	10,820
Mattson Technology, Inc. (a)	1,397,403	16,768,836
MEMC Electronic Materials, Inc. (a)	769,500	28,409,940
Microchip Technology, Inc.	100	3,630
National Semiconductor Corp.	200	5,568
PortalPlayer, Inc. (a)	100	2,223
Q-Cells AG	100	9,343
Saifun Semiconductors Ltd.	6,300	195,930
Samsung Electronics Co. Ltd.	100	64,841
Silicon Image, Inc. (a)	100	1,031
Teradyne, Inc. (a)	119,300	1,850,343
Veeco Instruments, Inc. (a)	765,800	17,881,430
Zoran Corp. (a)	2,141,716	46,860,746
		221,841,644
Software - 2.1%
Activision, Inc. (a)	1	14
Adobe Systems, Inc.	138	4,819
Agile Software Corp. (a)	100	763
Altiris, Inc. (a)	100	2,201
Autonomy Corp. PLC (a)	200	1,694
Blackboard, Inc. (a)	100	2,841
Cognos, Inc. (a)	691,500	26,900,502
Concur Technologies, Inc. (a)	100	1,853
FactSet Research Systems, Inc.	150	6,653
Hyperion Solutions Corp. (a)	396,591	12,928,867
Informatica Corp. (a)	200	3,110
Intuit, Inc. (a)	100	5,319
KOEI Co. Ltd. (d)	428,950	8,909,508
Manhattan Associates, Inc. (a)	68,319	1,503,018
Midway Games, Inc. (a)	100	922
Napster, Inc. (a)	100	338
NAVTEQ Corp. (a)	100	5,065
NDS Group PLC sponsored ADR (a)	100	5,203
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Net 1 UEPS Technologies, Inc. (a)	17,100	$ 483,930
Nintendo Co. Ltd.	100	14,951
Nuance Communications, Inc. (a)	596,629	7,046,188
Open Solutions, Inc. (a)(e)	1,567,847	42,817,902
Opsware, Inc. (a)	625,500	5,360,535
Plato Learning, Inc. (a)	238,400	2,262,416
Quality Systems, Inc. (d)	263,800	8,731,780
RSA Security, Inc. (a)	251	4,503
Salesforce.com, Inc. (a)	100	3,633
Scientific Learning Corp. (a)	100	475
Subex Systems Ltd.	200	1,951
Symantec Corp. (a)	1,112,700	18,726,741
Tata Elxsi Ltd.	100	434
Temenos Group AG (a)	100	959
THQ, Inc. (a)	188,250	4,873,793
Wind River Systems, Inc. (a)	100	1,245
		140,614,126
TOTAL INFORMATION TECHNOLOGY		1,003,093,532
MATERIALS - 9.9%
Chemicals - 3.4%
ADA-ES, Inc. (a)	100	2,414
Air Products & Chemicals, Inc.	100	6,719
Airgas, Inc.	1,718,472	67,175,070
American Vanguard Corp.	200	6,110
Asian Paints India Ltd.	880,007	12,775,922
Balchem Corp.	225	5,191
Ecolab, Inc. (d)	1,361,700	52,016,940
Filtrona PLC	50	284
International Flavors & Fragrances, Inc.	832,050	28,555,956
Jubilant Organosys Ltd.	500	2,739
Kuraray Co. Ltd. (d)	223,000	2,621,858
Lonza Group AG	10	685
Monsanto Co.	179,200	15,187,200
Mosaic Co. (a)	100	1,435
NewMarket Corp.	100	4,759
Nitto Denko Corp.	113,500	9,632,290
Praxair, Inc.	222,700	12,281,905
Quaker Chemical Corp.	100	2,175
Recticel SA	100	1,036
Sasa Dupont Sabanci Polyester Sanayi AS	1	1
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	1,121
sponsored ADR	200	11,392
Syngenta AG sponsored ADR	100	2,811

	Shares	Value
Tokuyama Corp.	1,628,000	$ 27,604,706
United Phosphorous Ltd.	455	2,682
		227,903,401
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	108	7,050
Florida Rock Industries, Inc.	102,475	5,761,145
Headwaters, Inc. (a)	100	3,979
		5,772,174
Containers & Packaging - 0.0%
Essel Propack Ltd.	270,100	2,716,781
Sealed Air Corp.	100	5,787
Silgan Holdings, Inc.	68	2,732
		2,725,300
Metals & Mining - 6.0%
Agnico-Eagle Mines Ltd.	1,170,230	35,606,981
Agnico-Eagle Mines Ltd. (a)	23,350	309,388
Aleris International, Inc. (a)	100	4,807
Barrick Gold Corp.	127,500	3,468,935
BHP Billiton Ltd. sponsored ADR	100	3,985
BlueScope Steel Ltd.	100	514
Boliden AB	939,200	14,406,017
Coeur d'Alene Mines Corp. (a)(d)	1,342,200	8,804,832
Compania de Minas Buenaventura SA sponsored ADR	452,000	11,159,880
Falconbridge Ltd.	277	9,695
FNX Mining Co., Inc. (a)	100	1,113
Fording Canadian Coal Trust (d)	116,700	4,422,347
Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,900	76,858,243
Glamis Gold Ltd. (a)	100	3,263
Goldcorp, Inc.	221,600	6,484,604
Golden Star Resources Ltd. (a)	250,000	790,015
Grupo Mexico SA de CV Series B	100	284
Harmony Gold Mining Co. Ltd. (a)	1,096,300	17,409,244
Hecla Mining Co. (a)(d)	116,700	771,387
High River Gold Mines Ltd. (a)	1,989,600	4,004,076
IAMGOLD Corp.	234,200	2,015,680
Inco Ltd.	100	4,986
Inmet Mining Corp.	100	2,979
Ivanhoe Mines Ltd. (a)	100	951
Kinross Gold Corp. (a)	6,605,666	72,013,469
Mechel Steel Group OAO sponsored ADR	100	2,570
Meridian Gold, Inc. (a)	100	2,955
Mittal Steel Co. NV Class A (NY Shares)	3,044	114,892
Newmont Mining Corp.	2,196,280	113,964,969
Northern Orion Resources, Inc. (a)	100	450
Nucor Corp.	58,200	6,098,778
Oregon Steel Mills, Inc. (a)	100	5,117
Phelps Dodge Corp.	72,400	5,830,372
POSCO sponsored ADR	100	6,380
Royal Gold, Inc. (d)	104,100	3,767,379
Sumitomo Metal Mining Co. Ltd.	2,000	27,898
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Teck Cominco Ltd. Class B (sub. vtg.)	290,100	$ 18,667,564
Vedanta Resources PLC	100	2,449
Xstrata PLC	100	3,236
		407,052,684
Paper & Forest Products - 0.4%
Cathay Forest Products Corp. (a)	40,100	23,008
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	59,305
Lee & Man Paper Manufacturing Ltd.	10,218,000	13,761,572
MAXXAM, Inc. (a)	100	3,250
Pope Resources, Inc. LP	100	3,325
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	52
Sino-Forest Corp. (a)	2,546,500	14,284,127
		28,134,639
TOTAL MATERIALS		671,588,198
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	61	118
Golden Telecom, Inc.	100	3,005
Philippine Long Distance Telephone Co.	100	3,767
Pipex Communications PLC (a)	100	27
PT Indosat Tbk sponsored ADR	100	2,809
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	3,031
Qwest Communications International, Inc. (a)	1,225,400	8,332,720
		8,345,477
Wireless Telecommunication Services - 0.8%
@Road, Inc. (a)	902,669	4,576,532
America Movil SA de CV Series L sponsored ADR	256,700	8,794,542
Bharti Televentures Ltd. (a)	1,055,400	10,069,702
MTN Group Ltd.	100	997
NII Holdings, Inc. (a)	248,936	14,679,756
Telemig Celular Participacoes SA sponsored ADR	100	4,766
USA Mobility, Inc.	461,691	13,148,960
		51,275,255
TOTAL TELECOMMUNICATION SERVICES		59,620,732
UTILITIES - 1.5%
Electric Utilities - 0.0%
FPL Group, Inc.	200	8,028
Korea Electric Power Corp. sponsored ADR	100	2,160
PPL Corp.	200	5,880
		16,068

	Shares	Value
Gas Utilities - 0.3%
China Gas Holdings Ltd. (a)	2,000	$ 387
PT Perusahaan Gas Negara Tbk Series B	500	551
SEMCO Energy, Inc. (a)	1,613,700	8,939,898
Xinao Gas Holdings Ltd.	11,922,000	11,062,861
		20,003,697
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	3,846,500	65,621,290
Black Hills Corp.	184,806	6,283,404
International Power PLC sponsored ADR	100	4,925
Malakoff BHD	809,300	2,010,560
		73,920,179
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	105,000	6,724,200
Veolia Environnement sponsored ADR	100	5,553
		6,729,753
TOTAL UTILITIES		100,669,697
TOTAL COMMON STOCKS (Cost $4,899,826,922)		6,424,892,839
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	40
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		40
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 4.77% (b)	386,349,383	386,349,383
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	119,832,139	119,832,139
TOTAL MONEY MARKET FUNDS (Cost $506,181,522)		506,181,522
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $5,406,008,563)	6,931,074,401
NET OTHER ASSETS - (2.3)%	(158,841,054)
NET ASSETS - 100%	$ 6,772,233,347
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,681,917 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,601,133
Fidelity Securities Lending Cash Central Fund	439,076
Total	$ 5,040,209
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eclipsys Corp.	$ 47,063,766	$ -	$ 42,478,463	$ -	$ -
Harvard Bioscience, Inc.	11,107,409	-	-	-	10,957,646
IMPCO Technologies, Inc.	9,268,848	-	-	-	11,780,290
Open Solutions, Inc.	25,264,922	11,663,898	-	-	42,817,902
Parker Drilling Co.	59,364,645	-	-	-	50,813,505
ResCare, Inc.	28,261,042	-	604,609	-	29,306,965
Stratagene Corp.	14,472,128	-	-	-	15,855,917
Strategic Diagnostics, Inc.	5,392,660	-	-	-	4,918,580
TOTALS	$ 200,195,420	$ 11,663,898	$ 43,083,072	$ -	$ 166,450,805
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,415,405,288. Net unrealized appreciation aggregated $1,515,669,113, of which $1,588,560,517 related to appreciated investment securities and $72,891,404 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2006

1.799889.102

VIPVS-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.1%
Lear Corp. (d)	22,400	$ 397,152
Automobiles - 0.3%
Monaco Coach Corp.	27,100	363,140
Nissan Motor Co. Ltd.	72,888	866,638
		1,229,778
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	49,800	388,440
Hotels, Restaurants & Leisure - 4.9%
Applebee's International, Inc.	21,800	535,190
Brinker International, Inc.	54,700	2,311,075
Carnival Corp. unit	61,100	2,894,307
CBRL Group, Inc.	3,300	144,903
Domino's Pizza, Inc.	119,500	3,411,725
Gaylord Entertainment Co. (a)	15,200	689,776
Outback Steakhouse, Inc.	55,400	2,437,600
Rare Hospitality International, Inc. (a)	20,751	722,757
Royal Caribbean Cruises Ltd.	87,000	3,655,740
WMS Industries, Inc. (a)	151,100	4,548,110
		21,351,183
Household Durables - 1.5%
Jarden Corp. (a)	32,000	1,051,200
Leggett & Platt, Inc.	77,400	1,886,238
Matsushita Electric Industrial Co. Ltd.	29,000	642,060
Newell Rubbermaid, Inc.	56,300	1,418,197
Sony Corp. sponsored ADR	11,200	515,984
The Stanley Works	18,100	916,946
		6,430,625
Leisure Equipment & Products - 1.6%
Brunswick Corp.	67,200	2,611,392
Eastman Kodak Co.	126,700	3,603,348
K2, Inc. (a)	53,300	668,915
		6,883,655
Media - 2.9%
CBS Corp. Class B	15,100	362,098
Clear Channel Communications, Inc.	74,400	2,158,344
E.W. Scripps Co. Class A	20,000	894,200
Gannett Co., Inc.	51,000	3,055,920
Lamar Advertising Co. Class A (a)	25,600	1,347,072
Live Nation, Inc. (a)	18,362	364,302
The New York Times Co. Class A (d)	67,300	1,703,363
The Reader's Digest Association, Inc. (non-vtg.)	62,400	920,400
Tribune Co.	28,800	789,984
Viacom, Inc.:
Class A (a)	1,900	73,644
Class B (non-vtg.) (a)	19,800	768,240
		12,437,567

	Shares	Value
Multiline Retail - 1.2%
Big Lots, Inc. (a)	160,900	$ 2,246,164
Dollar General Corp.	4,900	86,583
Family Dollar Stores, Inc.	107,200	2,851,520
		5,184,267
Specialty Retail - 3.3%
AnnTaylor Stores Corp. (a)	116,700	4,293,393
AutoZone, Inc. (a)	800	79,752
Best Buy Co., Inc.	11,300	632,009
Gap, Inc.	89,600	1,673,728
Hot Topic, Inc. (a)	52,900	767,050
OfficeMax, Inc.	60,100	1,813,217
Pier 1 Imports, Inc. (d)	138,700	1,610,307
RadioShack Corp.	5,000	96,150
Sports Authority, Inc. (a)	43,800	1,616,220
Tiffany & Co., Inc.	46,700	1,753,118
		14,334,944
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	78,800	3,229,224
TOTAL CONSUMER DISCRETIONARY		71,866,835
CONSUMER STAPLES - 4.7%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	68,500	1,393,290
Food & Staples Retailing - 1.6%
Kroger Co.	48,100	979,316
Safeway, Inc.	234,903	5,900,763
		6,880,079
Food Products - 0.8%
Corn Products International, Inc.	64,800	1,916,136
McCormick & Co., Inc. (non-vtg.)	16,600	562,076
TreeHouse Foods, Inc. (a)	27,120	720,036
		3,198,248
Household Products - 0.6%
Colgate-Palmolive Co.	44,300	2,529,530
Personal Products - 0.9%
Avon Products, Inc.	125,000	3,896,250
Tobacco - 0.5%
Altria Group, Inc.	32,200	2,281,692
TOTAL CONSUMER STAPLES		20,179,089
ENERGY - 7.8%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	21,500	1,470,600
BJ Services Co.	41,900	1,449,740
Cooper Cameron Corp. (a)	61,100	2,693,288
ENSCO International, Inc.	32,500	1,672,125
FMC Technologies, Inc. (a)	49,300	2,525,146
GlobalSantaFe Corp.	31,600	1,919,700
Halliburton Co.	63,000	4,600,260
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	20,100	$ 1,403,382
Nabors Industries Ltd. (a)	8,500	608,430
National Oilwell Varco, Inc. (a)	68,300	4,379,396
Noble Corp.	26,300	2,132,930
Smith International, Inc.	75,500	2,941,480
Transocean, Inc. (a)	29,700	2,384,910
Weatherford International Ltd. (a)	35,100	1,605,825
		31,787,212
Oil, Gas & Consumable Fuels - 0.4%
Double Hull Tankers, Inc.	14,400	190,800
EOG Resources, Inc.	17,000	1,224,000
EXCO Resources, Inc.	27,400	343,322
Houston Exploration Co. (a)	3,100	163,370
		1,921,492
TOTAL ENERGY		33,708,704
FINANCIALS - 12.8%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	7,600	342,456
Janus Capital Group, Inc.	67,000	1,552,390
Lehman Brothers Holdings, Inc.	4,200	607,026
Merrill Lynch & Co., Inc.	32,300	2,543,948
TD Ameritrade Holding Corp.	21,100	440,357
		5,486,177
Commercial Banks - 1.3%
Bank of America Corp.	21,100	960,894
National Australia Bank Ltd.	14,500	390,195
Popular, Inc.	3,900	80,964
UnionBanCal Corp.	18,200	1,276,912
Wachovia Corp.	51,500	2,886,575
		5,595,540
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	29,400	1,224,216
NETeller PLC (a)	10,600	134,881
		1,359,097
Insurance - 5.1%
AFLAC, Inc.	32,500	1,466,725
AMBAC Financial Group, Inc.	33,400	2,658,640
Endurance Specialty Holdings Ltd.	139,300	4,534,215
Genworth Financial, Inc. Class A (non-vtg.)	37,200	1,243,596
Hartford Financial Services Group, Inc.	13,000	1,047,150
MBIA, Inc.	42,600	2,561,538
MetLife, Inc.	23,900	1,156,043
Montpelier Re Holdings Ltd.	41,300	673,190
Prudential Financial, Inc.	16,300	1,235,703
Reinsurance Group of America, Inc.	9,200	435,068
Scottish Re Group Ltd.	33,200	823,692
The St. Paul Travelers Companies, Inc.	46,600	1,947,414

	Shares	Value
United America Indemnity Ltd. Class A (a)	59,300	$ 1,357,970
Universal American Financial Corp. (a)	6,673	102,764
Willis Group Holdings Ltd.	30,800	1,055,208
		22,298,916
Real Estate - 3.0%
Alexandria Real Estate Equities, Inc.	10,200	972,366
American Financial Realty Trust (SBI)	52,300	609,295
Apartment Investment & Management Co. Class A	8,600	403,340
Developers Diversified Realty Corp.	21,100	1,155,225
Digital Realty Trust, Inc.	8,500	239,445
Equity Residential (SBI)	32,500	1,520,675
General Growth Properties, Inc.	37,100	1,813,077
Kimco Realty Corp.	36,800	1,495,552
Pennsylvania (REIT) (SBI)	23,400	1,029,600
SL Green Realty Corp.	10,300	1,045,450
United Dominion Realty Trust, Inc. (SBI)	55,600	1,586,824
Vornado Realty Trust	12,200	1,171,200
		13,042,049
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	42,600	1,563,420
Fannie Mae	54,000	2,775,600
Freddie Mac	33,000	2,013,000
Hudson City Bancorp, Inc.	104,700	1,391,463
		7,743,483
TOTAL FINANCIALS		55,525,262
HEALTH CARE - 11.7%
Biotechnology - 1.2%
Cephalon, Inc. (a)(d)	34,600	2,084,650
Charles River Laboratories International, Inc. (a)	46,100	2,259,821
MedImmune, Inc. (a)	20,200	738,916
		5,083,387
Health Care Equipment & Supplies - 3.9%
Baxter International, Inc.	183,900	7,137,157
Becton, Dickinson & Co.	35,000	2,155,300
Boston Scientific Corp. (a)	43,600	1,004,980
CONMED Corp. (a)	19,000	363,850
Dade Behring Holdings, Inc.	8,405	300,143
Fisher Scientific International, Inc. (a)	26,600	1,810,130
Hospira, Inc. (a)	11,100	438,006
Varian, Inc. (a)	66,300	2,730,234
Waters Corp. (a)	23,910	1,031,717
		16,971,517
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	60,600	2,925,162
Chemed Corp.	4,300	255,162
Community Health Systems, Inc. (a)	85,400	3,087,210
Emdeon Corp. (a)	85,200	920,160
HCA, Inc.	44,900	2,055,971
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	15,400	$ 782,628
McKesson Corp.	78,500	4,092,205
Omnicare, Inc.	10,900	599,391
Quest Diagnostics, Inc.	68,300	3,503,790
Sunrise Senior Living, Inc. (a)	31,100	1,211,967
Triad Hospitals, Inc. (a)	27,400	1,148,060
Universal Health Services, Inc. Class B	60,000	3,047,400
		23,629,106
Pharmaceuticals - 1.1%
Schering-Plough Corp.	160,600	3,049,794
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,800	1,474,244
Wyeth	5,300	257,156
		4,781,194
TOTAL HEALTH CARE		50,465,204
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.6%
EADS NV	16,700	703,614
Honeywell International, Inc.	27,600	1,180,452
Precision Castparts Corp.	9,100	540,540
		2,424,606
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	10,000	291,513
Ryanair Holdings PLC sponsored ADR (a)	25,600	1,400,320
Southwest Airlines Co.	24,400	438,956
Tam SA (PN) sponsored ADR (ltd. vtg.)	28,600	538,824
		2,669,613
Building Products - 1.1%
American Standard Companies, Inc.	21,300	912,918
Masco Corp.	121,400	3,944,286
		4,857,204
Commercial Services & Supplies - 1.7%
Allied Waste Industries, Inc. (a)	7,300	89,352
Aramark Corp. Class B	77,600	2,292,304
Cendant Corp.	26,800	464,980
Manpower, Inc.	19,800	1,132,164
Navigant Consulting, Inc. (a)	44,100	941,535
Pike Electric Corp.	10,700	224,807
Steelcase, Inc. Class A	31,600	568,800
The Brink's Co.	32,100	1,629,396
		7,343,338
Industrial Conglomerates - 1.2%
Tyco International Ltd.	200,600	5,392,128
Machinery - 1.8%
Albany International Corp. Class A	22,700	864,643
Briggs & Stratton Corp.	48,900	1,729,593

	Shares	Value
Deere & Co.	6,400	$ 505,920
Harsco Corp.	6,400	528,768
Kennametal, Inc.	4,700	287,358
SPX Corp.	69,800	3,728,716
		7,644,998
Road & Rail - 1.2%
Canadian National Railway Co.	24,300	1,101,273
CSX Corp.	700	41,860
Laidlaw International, Inc.	123,100	3,348,320
Old Dominion Freight Lines, Inc. (a)	21,740	585,893
		5,077,346
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,400	44,730
Macquarie Infrastructure Co. Trust	16,602	539,565
		584,295
TOTAL INDUSTRIALS		35,993,528
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 3.3%
ADC Telecommunications, Inc. (a)	75,728	1,937,880
Alcatel SA sponsored ADR (a)	71,200	1,096,480
Belden CDT, Inc.	201,400	5,484,122
Dycom Industries, Inc. (a)	138,100	2,934,625
Lucent Technologies, Inc. (a)	131,300	400,465
Motorola, Inc.	38,500	882,035
Nokia Corp. sponsored ADR (d)	70,300	1,456,616
Nortel Networks Corp. (a)	89,600	273,292
		14,465,515
Computers & Peripherals - 3.3%
Diebold, Inc.	16,400	674,040
Emulex Corp. (a)	55,600	950,204
Maxtor Corp. (a)	195,000	1,864,200
NCR Corp. (a)	60,300	2,519,937
Seagate Technology	128,000	3,370,240
Sun Microsystems, Inc. (a)	105,500	541,215
Western Digital Corp. (a)	218,300	4,241,569
		14,161,405
Electronic Equipment & Instruments - 5.8%
Agilent Technologies, Inc. (a)	107,100	4,021,605
Avnet, Inc. (a)	159,800	4,055,724
AVX Corp.	105,700	1,870,890
Celestica, Inc. (sub. vtg.) (a)	199,800	2,280,838
Flextronics International Ltd. (a)	344,700	3,567,645
Ingram Micro, Inc. Class A (a)	61,100	1,222,000
Mettler-Toledo International, Inc. (a)	19,800	1,194,732
Molex, Inc.	69,900	2,320,680
Symbol Technologies, Inc.	315,700	3,340,106
Tech Data Corp. (a)	18,400	679,144
Tektronix, Inc.	9,400	335,674
		24,889,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.5%
Accenture Ltd. Class A	9,000	$ 270,630
Ceridian Corp. (a)	155,000	3,944,750
Hewitt Associates, Inc. Class A (a)	75,600	2,248,344
		6,463,724
Office Electronics - 1.4%
Xerox Corp. (a)	410,100	6,233,520
Semiconductors & Semiconductor Equipment - 4.7%
Actel Corp. (a)	6,008	95,768
AMIS Holdings, Inc. (a)	41,800	378,708
Amkor Technology, Inc. (a)	66,400	573,696
Applied Materials, Inc.	101,000	1,768,510
Applied Micro Circuits Corp. (a)	464,100	1,888,887
ASM International NV (Nasdaq) (a)	43,700	877,496
ASML Holding NV (NY Shares) (a)	116,900	2,381,253
DSP Group, Inc. (a)	15,100	438,051
Fairchild Semiconductor International, Inc. (a)	65,400	1,247,178
MKS Instruments, Inc. (a)	39,000	913,770
National Semiconductor Corp.	70,700	1,968,288
Omnivision Technologies, Inc. (a)(d)	191,500	5,783,300
Samsung Electronics Co. Ltd.	3,200	2,074,928
		20,389,833
Software - 1.8%
Activision, Inc. (a)	78,121	1,077,289
Cadence Design Systems, Inc. (a)	65,600	1,212,944
Hyperion Solutions Corp. (a)	27,400	893,240
Symantec Corp. (a)	94,500	1,590,435
Take-Two Interactive Software, Inc. (a)	55,650	1,038,429
THQ, Inc. (a)	71,041	1,839,251
		7,651,588
TOTAL INFORMATION TECHNOLOGY		94,254,623
MATERIALS - 4.5%
Chemicals - 2.4%
Albemarle Corp.	15,900	721,065
Ashland, Inc.	26,800	1,904,944
Bayer AG	4,900	196,245
Celanese Corp. Class A	39,100	819,927
Chemtura Corp.	194,389	2,289,902
Cytec Industries, Inc.	42,500	2,550,425
Georgia Gulf Corp.	24,420	634,676
Israel Chemicals Ltd.	83,600	298,549
OM Group, Inc. (a)	16,500	379,500
Spartech Corp.	25,300	607,200
Valspar Corp.	1,800	50,166
		10,452,599

	Shares	Value
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	171,400	$ 2,977,218
Packaging Corp. of America	62,100	1,393,524
		4,370,742
Metals & Mining - 1.1%
Alcan, Inc.	49,100	2,246,650
Alcoa, Inc.	58,500	1,787,760
Oregon Steel Mills, Inc. (a)	12,757	652,776
		4,687,186
TOTAL MATERIALS		19,510,527
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc.	91,700	1,112,321
AT&T, Inc.	65,300	1,765,712
BellSouth Corp.	59,300	2,054,745
Citizens Communications Co.	75,500	1,001,885
Cogent Communications Group, Inc. (a)	42,700	416,325
Iowa Telecommunication Services, Inc.	58,452	1,115,264
NTELOS Holding Corp.	23,400	327,834
Philippine Long Distance Telephone Co. sponsored ADR	12,900	484,653
Verizon Communications, Inc.	54,800	1,866,488
		10,145,227
Wireless Telecommunication Services - 1.3%
ALLTEL Corp.	36,000	2,331,000
Dobson Communications Corp. Class A (a)	121,900	977,638
Sprint Nextel Corp.	81,500	2,105,960
		5,414,598
TOTAL TELECOMMUNICATION SERVICES		15,559,825
UTILITIES - 3.4%
Electric Utilities - 1.8%
Edison International	49,900	2,054,882
Entergy Corp.	21,600	1,489,104
Exelon Corp.	24,100	1,274,890
FPL Group, Inc.	34,000	1,364,760
PPL Corp.	50,800	1,493,520
		7,677,156
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	61,300	1,045,778
Constellation Energy Group, Inc.	15,300	837,063
NRG Energy, Inc. (a)	29,100	1,315,902
TXU Corp.	31,100	1,392,036
		4,590,779
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.6%
PG&E Corp.	40,300	$ 1,567,670
Public Service Enterprise Group, Inc.	14,600	934,984
		2,502,654
TOTAL UTILITIES		14,770,589
TOTAL COMMON STOCKS (Cost $367,169,035)		411,834,186
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 4.77% (b)	24,510,955	24,510,955
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	6,851,000	6,851,000
TOTAL MONEY MARKET FUNDS (Cost $31,361,955)		31,361,955
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $398,530,990)	443,196,141
NET OTHER ASSETS - (2.4)%	(10,542,900)
NET ASSETS - 100%	$ 432,653,241
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 205,912
Fidelity Securities Lending Cash Central Fund	10,729
Total	$ 216,641
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $399,236,713. Net unrealized appreciation aggregated $43,959,428, of which $55,637,186 related to appreciated investment securities and $11,677,758 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006